UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6155

American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  June 30, 2006


Item 1	Report to Shareholders

SEMI-ANNUAL REPORT

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

-  GROWTH PORTFOLIO

-  EQUITY INCOME PORTFOLIO

-  BALANCED PORTFOLIO

-  MONEY MARKET PORTFOLIO

-  GOVERNMENT BOND PORTFOLIO

-  SMALL-CAP/MID-CAP PORTFOLIO

-  HIGH YIELD BOND PORTFOLIO

-  INTERNATIONAL STOCK PORTFOLIO


SEMI-ANNUAL REPORT

JUNE 30, 2006

                                                     2450 South Shore Boulevard,
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.                League City, TX 77573

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the September 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Fund may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Fund and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2006, and held for six months ending June 30, 2006.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                                    ACTUAL                    HYPOTHETICAL
                                 BEGINNING                    ENDING        EXPENSES      ENDING      EXPENSES
                                  ACCOUNT    ANNUALIZED       ACCOUNT         PAID        ACCOUNT       PAID
                                   VALUE       EXPENSE         VALUE         DURING        VALUE       DURING
FUNDS                           (01/01/06)     RATIOS     (06/30/06) (1)   PERIOD (2)   (06/30/06)   PERIOD (2)
-----                           ----------   ----------   --------------   ----------   ----------   ----------
Growth Portfolio                 $1,000.00      0.87%        $1,031.85        $4.38      $1,020.48      $4.36
Equity Income Portfolio           1,000.00      0.79%         1,047.34         4.01       1,020.88       3.96
Balanced Portfolio                1,000.00      0.81%         1,021.43         4.06       1,020.78       4.06
Money Market Portfolio            1,000.00      0.56%         1,020.29         2.81       1,022.02       2.81
Government Bond Portfolio         1,000.00      0.35%         1,000.00         1.74       1,023.06       1.76
Small-Cap/Mid-Cap Portfolio       1,000.00      1.12%         1,111.11         5.86       1,019.24       5.61
High Yield Bond Portfolio         1,000.00      0.80%         1,023.81         4.01       1,020.83       4.01
International Stock Portfolio     1,000.00      1.10%         1,088.61         5.70       1,019.34       5.51

(1) The actual ending account value is based on actual total return of each of the funds for the period January 1, 2006 to June 30, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

GROWTH PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE

CONSUMER DISCRETIONARY--
HOUSEHOLD DURABLES--2.25%
Newell Rubbermaid Inc.                                        6,215   $  160,533
Stanley Works (The)                                           5,582      263,582
                                                                      ----------
                                                                         424,115
MEDIA--2.14%
News Corp. (Class A)                                          4,892       93,829
Walt Disney Co. (The)                                        10,341      310,230
                                                                      ----------
                                                                         404,059
MULTI-LINE RETAIL--3.71%
Citi Trends Inc. *                                            6,300      268,947
J.C. Penney Co., Inc.                                         3,789      255,795
Target Corp.                                                  3,579      174,906
                                                                      ----------
                                                                         699,648
SPECIALTY RETAIL--3.78%
Bed Bath & Beyond Inc. *                                      2,000       66,340
Best Buy Co., Inc.                                            5,002      274,310
Home Depot, Inc. (The)                                        3,670      131,349
Limited Brands, Inc.                                          5,782      147,961
Lowe's Companies, Inc.                                        1,558       94,524
                                                                      ----------
                                                                         714,484
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--11.88%                                2,242,306
                                                                      ----------
CONSUMER STAPLES--

BEVERAGES--3.54%
Coca-Cola Co. (The)                                           4,782      205,722
PepsiCo, Inc.                                                 7,694      461,948
                                                                      ----------
                                                                         667,670
FOOD/DRUG RETAILING--0.26%
SUPERVALU Inc.                                                1,600       49,120
HOUSEHOLD PRODUCTS--1.83%
Procter & Gamble Co. (The)                                    6,229      346,332
                                                                      ----------
   TOTAL CONSUMER STAPLES--5.63%                                       1,063,122
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--4.49%
Baker Hughes Inc.                                             2,700      220,995
Schlumberger Ltd.                                             4,004      260,700
Transocean Inc. *                                             2,400      192,768
Weatherford International Ltd. *                              3,480      172,678
                                                                      ----------
                                                                         847,141
OIL & GAS--11.62%
Anadarko Petroleum Corp.                                      1,556   $   74,206
BP PLC ADR                                                    5,747      400,049
Chevron Corp.                                                 4,683      290,627
Exxon Mobil Corp.                                            11,344      695,954
Kerr-McGee Corp.                                              4,336      300,702
Noble Corp.                                                   2,400      178,608
Royal Dutch Shell PLC ADR (Class A)                           3,780      253,184
                                                                      ----------
                                                                       2,193,330
                                                                      ----------
   TOTAL ENERGY--16.11%                                                3,040,471
                                                                      ----------
FINANCIALS--
BANKS--9.41%
Golden West Financial Corp.                                   5,000      371,000
PNC Financial Services Group, Inc.                            9,582      672,369
U.S. Bancorp                                                  8,425      260,164
Wachovia Corp.                                                6,948      375,748
Washington Mutual, Inc.                                       2,113       96,310
                                                                      ----------
                                                                       1,775,591
DIVERSIFIED FINANCIALS--2.72%
Goldman Sachs Group, Inc. (The)                                 778      117,034
JPMorgan Chase & Co.                                          2,399      100,758
Morgan Stanley                                                4,670      295,191
                                                                      ----------
                                                                         512,983
INSURANCE--6.88%
American International Group, Inc.                            4,911      289,995
Brown & Brown, Inc.                                           3,558      103,965
Hartford Financial Services Group (The), Inc.                 4,600      389,160
Prudential Financial, Inc.                                    6,635      515,539
                                                                      ----------
                                                                       1,298,659
                                                                      ----------
   TOTAL FINANCIALS--19.01%                                            3,587,233
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--4.06%
Amgen Inc. *                                                  1,250       81,538
Celgene Corp. *                                               4,900      232,407
Genzyme Corp. *                                               2,000      122,100
Gilead Sciences, Inc. *                                       3,500      207,060
Given Imaging Ltd. *                                          8,000      122,480
                                                                      ----------
                                                                         765,585
HEALTH CARE EQUIPMENT & SUPPLIES--2.05%
Advanced Medical Optics, Inc. *                                 925       46,898
Hologic, Inc. *                                               3,700      182,632
Medtronic, Inc.                                               3,359      157,604
                                                                      ----------
                                                                         387,134

COMMON STOCK

                                                             SHARES      VALUE

HEALTH CARE PROVIDERS & SERVICES--0.23%
DaVita, Inc. *                                                  850   $   42,245
PHARMACEUTICALS--3.94%
Abbott Laboratories                                           2,200       95,942
Allergan, Inc.                                                  500       53,630
Eli Lilly and Co.                                             6,800      375,836
Merck & Co. Inc.                                              6,003      218,689
                                                                      ----------
                                                                         744,097
                                                                      ----------
   TOTAL HEALTH CARE--10.28%                                           1,939,061
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--5.21%
Boeing Co. (The)                                              2,637      215,997
Goodrich Corp.                                                5,481      220,830
Honeywell International Inc.                                  2,128       85,758
Rockwell Collins, Inc.                                        4,600      257,002
United Technologies Corp.                                     3,200      202,944
                                                                      ----------
                                                                         982,531
AIR FREIGHT & COURIERS--0.50%
FedEx Corp.                                                     800       93,488
BUILDING PRODUCTS--1.05%
American Standard Companies Inc.                              4,600      199,042
CONSTRUCTION & ENGINEERING--1.14%
Cemex S.A. de C.V. ADR                                        3,793      216,087
INDUSTRIAL CONGLOMERATES--0.45%
Tyco International Ltd.                                       3,100       85,250
MACHINERY--1.51%
Danaher Corp.                                                 4,423      284,487
                                                                      ----------
   TOTAL INDUSTRIALS--9.86%                                            1,860,885
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--2.93%
Cisco Systems, Inc. *                                        12,900      251,937
Motorola, Inc.                                                9,337      188,141
Nokia Oyj ADR                                                 5,557      112,585
                                                                      ----------
                                                                         552,663
COMPUTERS & PERIPHERALS--1.24%
EMC Corp. *                                                   4,626       50,747
Hewlett-Packard Co.                                           5,787      183,332
                                                                      ----------
                                                                         234,079
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.98%
Agilent Technologies, Inc. *                                    665   $   20,987
IntraLase Corp. *                                             9,800      164,052
                                                                      ----------
                                                                         185,039
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.44%
Analog Devices, Inc.                                          2,154       69,229
KLA-Tencor Corp.                                              1,743       72,457
Linear Technology Corp.                                       2,222       74,415
Maxim Integrated Products, Inc.                               1,743       55,968
                                                                      ----------
                                                                         272,069
SOFTWARE--1.31%
Intuit Inc. *                                                 1,745      105,381
Oracle Corp. *                                                9,789      141,843
                                                                      ----------
                                                                         247,224
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY--7.90%                                 1,491,074
                                                                      ----------
MATERIALS--
CHEMICALS--1.30%
PPG Industries, Inc.                                          3,622      239,052
Tronox Inc.                                                     437        5,755
                                                                      ----------
                                                                         244,807
CONTAINERS & PACKAGING--1.10%
Sealed Air Corp.                                              4,001      208,372
                                                                      ----------
   TOTAL MATERIALS--2.40%                                                453,179
                                                                      ----------
MISCELLANEOUS--
MISCELLANEOUS--3.44%
Nasdaq-100 Index Tracking Stock                               8,200      317,832
SPDR Trust Series 1                                           2,600      330,486
                                                                      ----------
                                                                         648,318
                                                                      ----------
   TOTAL MISCELLANEOUS--3.44%                                            648,318
                                                                      ----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.66%
Embarq Corp. *                                                  326       13,363
Sprint Nextel Corp.                                           6,533      130,595
Verizon Communications Inc.                                   5,056      169,325
                                                                      ----------
                                                                         313,283
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES--1.66%                               313,283
                                                                      ----------

COMMON STOCK

                                                             SHARES      VALUE


UTILITIES--
ELECTRIC UTILITIES--1.23%
Ameren Corp.                                                 1,778   $    89,789
Exelon Corp.                                                 1,334        75,811
Wisconsin Energy Corp.                                       1,668        67,220
                                                                     -----------
                                                                         232,820
GAS UTILITIES--1.52%
El Paso Corp.                                                9,481       142,215
Kinder Morgan, Inc.                                            778        77,714
Sempra Energy                                                1,447        65,810
                                                                     -----------
                                                                         285,739
                                                                     -----------
   TOTAL UTILITIES--2.75%                                                518,559
                                                                     -----------
   TOTAL COMMON STOCK--90.92%
   (Cost $14,888,420)                                                 17,157,491
                                                                     -----------

COMMERCIAL PAPER

                                                            FACE
                                                           AMOUNT

CONSUMER DISCRETIONARY--
AUTOMOBILES--2.44%
DaimlerChrysler NA Hldg, 5.36%, 07/07/06                  $460,000   $   459,589
MEDIA--3.62%
Walt Disney Co. (The), 5.33%, 07/06/06                     684,000       683,493
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--6.06%                                 1,143,082
                                                                     -----------
UTILITIES--
ELECTRIC--2.91%
Atlantic City Electric Co., 5.35%, 07/05/06                549,000       548,674
                                                                     -----------
   TOTAL UTILITIES--2.91%                                                548,674
                                                                     -----------
   TOTAL COMMERCIAL PAPER--8.97%
   (Cost $1,691,756)                                                   1,691,756
                                                                     -----------
   TOTAL INVESTMENTS--99.89%
   (Cost $16,580,176)                                                 18,849,247
CASH AND OTHER ASSETS, LESS LIABILITIES--0.11%                            20,618
                                                                     -----------
   NET ASSETS--100.00%                                               $18,869,865
                                                                     ===========

* --Non-income producing security

ABBREVIATIONS

ADR--American Depositary Receipt
SPDR--Standard & Poor's Depositary Receipt

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       17.96%
Consumer Staples              5.64%
Energy                       16.13%
Financials                   19.03%
Health Care                  10.29%
Industrials                   9.87%
Information Technology        7.91%
Materials                     2.41%
Miscellaneous                 3.44%
Telecommunication Services    1.66%
Utilities                     5.66%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

GROWTH PORTFOLIO
ASSETS
Investments in securities, at value (Cost $16,580,176)             $ 18,849,247
Cash and cash equivalents                                                23,546
Prepaid expenses                                                            571
Receivable for:
   Dividends                                                             16,231
   Expense reimbursement                                                  1,146
                                                                   ------------
      TOTAL ASSETS                                                   18,890,741
                                                                   ------------
LIABILITIES
Capital stock reacquired                                                  4,284
Accrued:
   Investment advisory fee                                                7,588
   Administrative service fee                                             3,794
Other liabilities                                                         5,210
                                                                   ------------
      TOTAL LIABILITIES                                                  20,876
                                                                   ------------
      NET ASSETS                                                   $ 18,869,865
                                                                   ============
The components of net assets:
   Capital paid-in                                                 $ 16,961,000
   Undistributed net investment income                                  109,603
   Accumulated net realized loss on investments                        (469,809)
   Net unrealized appreciation of investments                         2,269,071
                                                                   ------------
      NET ASSETS                                                   $ 18,869,865
                                                                   ============
SHARES OUTSTANDING ($.01 par value per share)                        11,612,683
                                                                   ============
NET ASSET VALUE PER SHARE                                          $       1.62
                                                                   ============
Shares authorized                                                   115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

GROWTH PORTFOLIO
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $1,062)                    $  148,032
Interest                                                                 42,805
                                                                     ----------
      TOTAL INVESTMENT INCOME                                           190,837
                                                                     ----------
EXPENSES
Investment advisory fee                                                  46,707
Administrative service fee                                               23,354
Professional fees                                                         3,675
Custody and transaction fees                                              8,184
Directors' fees and expenses                                              1,449
Compliance expenses                                                       1,417
Registration fees                                                           600
Insurance expenses                                                        3,588
                                                                     ----------
      TOTAL EXPENSES                                                     88,974
      LESS EXPENSES REIMBURSED                                           (7,740)
                                                                     ----------
      NET EXPENSES                                                       81,234
                                                                     ----------
INVESTMENT INCOME--NET                                                  109,603
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                   1,204,959
   Change in unrealized depreciation of investments                    (694,675)
                                                                     ----------
NET GAIN ON INVESTMENTS                                                 510,284
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  619,887
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS      YEAR ENDED
                                                          ENDED JUNE 30,   DECEMBER 31,
                                                          --------------   ------------
                                                               2006            2005
                                                          --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                   $   109,603     $   210,979
   Net realized gain on investments                           1,204,959       1,490,279
   Change in unrealized depreciation                           (694,675)     (1,133,254)
                                                            -----------     -----------
   Net increase in net assets resulting from operations         619,887         568,004
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                            --        (210,985)
CAPITAL SHARE TRANSACTIONS--Net                                (249,047)       (374,782)
                                                            -----------     -----------
TOTAL INCREASE (DECREASE)                                       370,840         (17,763)
NET ASSETS
   Beginning of period                                       18,499,025      18,516,788
                                                            -----------     -----------
   End of period                                            $18,869,865     $18,499,025
                                                            ===========     ===========
Undistributed net investment income                         $   109,603     $        --
                                                            ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GROWTH PORTFOLIO

                                                                 (UNAUDITED)
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   JUNE 30,                      YEAR ENDED
                                                                 -----------   -----------------------------------------------
                                                                     2006        2005      2004      2003      2002      2001
                                                                 -----------   -------   -------   -------   -------   -------
Net asset value, beginning of period                               $  1.57     $  1.54   $  1.45   $  1.15   $  1.60   $  1.93
Income from investment operations
   Investment income--net                                             0.01        0.02      0.02      0.01      0.01      0.02
   Net realized and unrealized gain (loss) on investments             0.04        0.03      0.09      0.30     (0.45)    (0.33)
                                                                   -------     -------   -------   -------   -------   -------
      Total from investment operations                                0.05        0.05      0.11      0.31     (0.44)    (0.31)
Less distributions
   Investment income--net                                               --       (0.02)    (0.02)    (0.01)    (0.01)    (0.02)
                                                                   -------     -------   -------   -------   -------   -------
      Total distributions                                               --       (0.02)    (0.02)    (0.01)    (0.01)    (0.02)
                                                                   -------     -------   -------   -------   -------   -------
Net asset value, end of period                                     $  1.62     $  1.57   $  1.54   $  1.45   $  1.15   $  1.60
                                                                   =======     =======   =======   =======   =======   =======
Total return                                                          3.18%**     3.13%     7.45%    27.07%   (27.61)%  (16.12)%
                                                                   =======     =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                          $18,870     $18,499   $18,517   $16,699   $13,099   $17,856
Ratio of expenses with reimbursement to average net assets (1)        0.87%*      0.87%     0.87%     0.87%     0.87%     0.87%
Ratio of expenses without reimbursement to average net assets         0.95%*      0.96%     0.90%     0.93%     0.94%     0.97%
Ratio of net investment income to average net assets                  1.17%*      1.16%     1.24%     0.90%     0.62%     1.11%
Portfolio turnover rate                                              54.86%      34.92%     1.23%    30.15%   108.13%    33.57%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK

                                                            SHARES      VALUE

CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE--0.46%
McDonald's Corp.                                             3,100   $   104,160
HOUSEHOLD DURABLES--1.69%
Newell Rubbermaid Inc.                                       3,969       102,519
Stanley Works (The)                                          3,531       166,734
Tupperware Brands Corp.                                      5,517       108,630
                                                                     -----------
                                                                         377,883
SPECIALTY RETAIL--1.08%
Limited Brands, Inc.                                         7,057       180,589
TJX Companies, Inc. (The)                                    2,725        62,293
                                                                     -----------
                                                                         242,882
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--3.23%                                   724,925
                                                                     -----------
CONSUMER STAPLES--
BEVERAGES--2.87%
Coca-Cola Co. (The)                                          4,965       213,594
PepsiCo, Inc.                                                7,169       430,427
                                                                     -----------
                                                                         644,021
FOOD PRODUCTS--2.61%
ConAgra Foods, Inc.                                         11,100       245,421
H.J. Heinz Co.                                               3,641       150,082
McCormick & Co., Inc.                                        3,420       114,741
Sensient Technologies Corp.                                  3,533        73,875
                                                                     -----------
                                                                         584,119
FOOD & DRUG RETAILING--2.77%
SUPERVALU Inc.                                               3,800       116,660
Wal-Mart Stores, Inc.                                       10,482       504,918
                                                                     -----------
                                                                         621,578
HOUSEHOLD PRODUCTS--1.62%
Kimberly-Clark Corp.                                         2,537       156,533
Procter & Gamble Co. (The)                                   3,701       205,776
                                                                     -----------
                                                                         362,309
TOBACCO--2.09%
Altria Group, Inc.                                           2,759       202,593
Reynolds American Inc.                                       2,317       267,150
                                                                     -----------
                                                                         469,743
                                                                     -----------
   TOTAL CONSUMER STAPLES--11.96%                                      2,681,770
                                                                     -----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--3.48%
Boardwalk Pipeline Partners, LP                             10,400   $   254,696
Schlumberger Ltd.                                            4,194       273,071
Weatherford International Ltd. *                             5,078       251,970
                                                                     -----------
                                                                         779,737
OIL & GAS--10.39%
Anadarko Petroleum Corp.                                     6,086       290,241
BP PLC ADR                                                   3,310       230,409
Chevron Corp.                                                7,003       434,606
Enterprise Products Partners L.P.                            2,096        52,190
Exxon Mobil Corp.                                           12,576       771,538
Natural Resource Partners L.P.                               4,000       216,800
Plains All American Pipeline, L.P.                           2,400       104,808
Royal Dutch Shell PLC ADR (Class A)                          3,419       229,005
                                                                     -----------
                                                                       2,329,597
                                                                     -----------
   TOTAL ENERGY--13.87%                                                3,109,334
                                                                     -----------
FINANCIALS--
BANKS--15.14%
AmSouth Bancorporation                                       4,306       113,894
Bank of America Corp.                                        9,928       477,537
Comerica Inc.                                                4,000       207,960
Fifth Third Bancorp                                          5,800       214,310
First Horizon National Corp.                                 5,800       233,160
IndyMac Bancorp, Inc.                                        5,800       265,930
KeyCorp                                                      3,311       118,136
National City Corp.                                          6,500       235,235
PNC Financial Services Group, Inc.                           6,066       425,651
TrustCo Bank Corp. NY                                       18,200       200,564
U.S. Bancorp                                                12,135       374,729
Washington Mutual, Inc.                                      2,648       120,696
Wells Fargo & Co.                                            6,066       406,907
                                                                     -----------
                                                                       3,394,709
DIVERSIFIED FINANCIALS--8.91%
Allied Capital Corp.                                         4,085       117,525
Citigroup Inc.                                              12,833       619,064
Colonial Properties Trust                                    4,700       232,180
JPMorgan Chase & Co.                                         6,500       273,000
New York Community Bancorp, Inc.                            13,400       221,234
Principal Financial Group, Inc.                              3,529       196,389
Weingarten Realty Investors                                  8,851       338,816
                                                                     -----------
                                                                       1,998,208

COMMON STOCK

                                                            SHARES      VALUE

INSURANCE--1.47%
Allstate Corp. (The)                                         2,427   $   132,830
St. Paul Travelers Companies, Inc. (The)                     4,393       195,840
                                                                     -----------
                                                                         328,670
REAL ESTATE--4.77%
Commercial Net Lease Realty                                  9,900       197,505
Health Care Property Investors, Inc.                        12,794       342,112
Mack-Cali Realty Corp.                                       5,000       229,600
Plum Creek Timber Co., Inc.                                  8,494       301,537
                                                                     -----------
                                                                       1,070,754
                                                                     -----------
   TOTAL FINANCIALS--30.29%                                            6,792,341
                                                                     -----------
HEALTH CARE--
BIOTECHNOLOGY--0.51%
Genzyme Corp. *                                                950        57,998
Gilead Sciences, Inc. *                                        950        56,202
                                                                     -----------
                                                                         114,200
HEALTH CARE EQUIPMENT & SUPPLIES--0.26%
Advanced Medical Optics, Inc. *                              1,125        57,038
HEALTH CARE PROVIDERS & SERVICES--1.23%
DaVita, Inc. *                                               1,025        50,943
LTC Properties, Inc.                                        10,100       225,735
                                                                     -----------
                                                                         276,678
PHARMACEUTICALS--7.27%
Abbott Laboratories                                          2,575       112,296
Bristol-Myers Squibb Co.                                     6,841       176,908
Johnson & Johnson                                            7,832       469,293
Eli Lilly and Co.                                            2,100       116,067
Merck & Co. Inc.                                             5,847       213,006
Pfizer Inc.                                                 16,481       386,809
Wyeth                                                        3,529       156,723
                                                                     -----------
                                                                       1,631,102
                                                                     -----------
   TOTAL HEALTH CARE--9.27%                                            2,079,018
                                                                     -----------
INDUSTRIALS--
AEROSPACE & DEFENSE--1.70%
United Technologies Corp.                                    6,000       380,520
COMMERCIAL SERVICES & SUPPLIES--2.17%
Deluxe Corp.                                                 4,600        80,408
ServiceMaster Co. (The)                                      9,600        99,168
Sovran Self Storage, Inc.                                    4,400       223,476
Standard Register Co. (The)                                  7,000        82,950
                                                                     -----------
                                                                         486,002
INDUSTRIAL CONGLOMERATES--3.30%
3M Co.                                                       1,986   $   160,409
General Electric Co.                                        14,356       473,174
Tyco International Ltd.                                      3,900       107,250
                                                                     -----------
                                                                         740,833
                                                                     -----------
   TOTAL INDUSTRIALS--7.17%                                            1,607,355
                                                                     -----------
INFORMATION TECHNOLOGY--
INTERNET SOFTWARE & SERVICES--0.77%
StarTek, Inc.                                               11,600       173,420
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY--0.77%                                  173,420
                                                                     -----------

MATERIALS--
CHEMICALS--1.29%
Dow Chemical Co. (The)                                       3,088       120,525
E.I. du Pont de Nemours and Co.                              2,096        87,193
PPG Industries, Inc.                                         1,215        80,190
                                                                     -----------
                                                                         287,908
METALS & MINING--0.49%
Alcoa Inc.                                                   3,420       110,671
PAPER & FOREST PRODUCTS--1.14%
International Paper Co.                                        770        24,871
Potlatch Corp.                                               6,100       230,275
                                                                     -----------
                                                                         255,146
                                                                     -----------
   TOTAL MATERIALS--2.92%                                                653,725
                                                                     -----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--6.77%
AT&T Inc.                                                    4,743       132,282
ALLTEL Corp.                                                 1,875       119,681
Citizens Communications Co.                                 35,400       461,970
Commonwealth Telephone  Enterprises, Inc.                    7,200       238,752
FairPoint Communications, Inc.                              16,100       231,840
Verizon Communications Inc.                                  9,969       333,862
                                                                     -----------
                                                                       1,518,387
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES--6.77%                             1,518,387
                                                                     -----------

COMMON STOCK

                                                            SHARES      VALUE
UTILITIES--
ELECTRIC UTILITIES--6.48%
Ameren Corp.                                                 3,088   $   155,944
Consolidated Edison, Inc.                                    4,900       217,756
DTE Energy Co.                                               5,200       211,848
Duke Energy Corp.                                            8,100       237,897
Entergy Corp.                                                  800        56,600
Pinnacle West Capital Corp.                                  5,400       215,514
Progress Energy, Inc.                                        5,200       222,924
Southern Co. (The)                                           1,875        60,094
Xcel Energy, Inc.                                            3,800        72,884
                                                                     -----------
                                                                       1,451,461
GAS UTILITIES--3.07%
NiSource Inc.                                               10,900       238,056
Nicor Inc.                                                   5,500       228,250
Peoples Energy Corp.                                         6,200       222,642
                                                                     -----------
                                                                         688,948
                                                                     -----------
   TOTAL UTILITIES--9.55%                                              2,140,409
                                                                     -----------
   TOTAL COMMON STOCK--95.80%
   (Cost $19,448,489)                                                 21,480,684
                                                                     -----------

COMMERCIAL PAPER

                                                            FACE
                                                           AMOUNT

CONSUMER DISCRETIONARY--
AUTOMOBILES--2.45%
DaimlerChrysler NA Hldg, 5.36%, 07/07/06                  $550,000   $   549,509
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--2.45%                                   549,509
                                                                     -----------
UTILITIES--
ELECTRIC--1.56%
Atlantic City Electric Co., 5.35%, 07/05/06                350,000       349,792
                                                                     -----------
   TOTAL UTILITES--1.56%                                                 349,792
                                                                     -----------
   TOTAL COMMERCIAL PAPER--4.01%
   (Cost $899,301)                                                       899,301
                                                                     -----------
   TOTAL INVESTMENTS--99.81%
   (Cost $20,347,790)                                                 22,379,985
CASH AND OTHER ASSETS, LESS LIABILITIES--0.19%                            43,469
                                                                     -----------
   NET ASSETS--100.00%                                               $22,423,454
                                                                     ===========

* --Non-income producing security

ABBREVIATIONS

ADR--American Depositary Receipt

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        5.69%
Consumer Staples             11.98%
Energy                       13.89%
Financials                   30.35%
Health Care                   9.29%
Industrials                   7.18%
Information Technology        0.78%
Materials                     2.92%
Telecommunication Services    6.79%
Utilities                    11.13%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

EQUITY INCOME PORTFOLIO

ASSETS
Investments in securities, at value (Cost $20,347,790)             $ 22,379,985
Cash and cash equivalents                                                22,116
Prepaid expenses                                                            695
Receivable for:
   Dividends                                                             44,614
   Expense reimbursement                                                  2,512
                                                                   ------------
      TOTAL ASSETS                                                   22,449,922
                                                                   ------------
LIABILITIES
Capital stock reacquired                                                  7,358
Accrued:
   Investment advisory fee                                                9,109
   Administrative service fee                                             4,554
Other liabilities                                                         5,447
                                                                   ------------
      TOTAL LIABILITIES                                                  26,468
                                                                   ------------
      NET ASSETS                                                   $ 22,423,454
                                                                   ============
The components of net assets:
   Capital paid-in                                                 $ 18,921,838
   Undistributed net investment income                                  319,787
   Accumulated net realized gain on investments                       1,149,634
   Net unrealized appreciation of investments                         2,032,195
                                                                   ------------
      NET ASSETS                                                   $ 22,423,454
                                                                   ============
SHARES OUTSTANDING ($.01 par value per share)                        12,703,592
                                                                   ============
NET ASSET VALUE PER SHARE                                          $       1.77
                                                                   ============
Shares authorized                                                   120,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

EQUITY INCOME PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $609)                      $  373,436
Interest                                                                 35,124
                                                                     ----------
      TOTAL INVESTMENT INCOME                                           408,560
                                                                     ----------
EXPENSES
Investment advisory fee                                                  56,158
Administrative service fee                                               28,079
Professional fees                                                         3,675
Custody and transaction fees                                              7,651
Directors' fees and expenses                                              1,449
Compliance expenses                                                       1,785
Registration fees                                                           600
Insurance expenses                                                        4,486
                                                                     ----------
      TOTAL EXPENSES                                                    103,883
      LESS EXPENSES REIMBURSED                                          (15,110)
                                                                     ----------
      NET EXPENSES                                                       88,773
                                                                     ----------
INVESTMENT INCOME--NET                                                  319,787
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                   1,149,675
   Change in unrealized depreciation of investments                    (457,810)
                                                                     ----------
NET GAIN ON INVESTMENTS                                                 691,865
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,011,652
                                                                     ==========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

EQUITY INCOME PORTFOLIO

                                                      (UNAUDITED)
                                                      SIX MONTHS      YEAR ENDED
                                                    ENDED JUNE 30,   DECEMBER 31,
                                                    --------------   ------------
                                                         2006            2005
                                                    --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                            $   319,787      $   372,849
   Net realized gain on investments                    1,149,675          834,769
   Change in unrealized depreciation                    (457,810)        (661,359)
                                                     -----------      -----------
   Net increase in net assets resulting from
      operations                                       1,011,652          546,259
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                     --         (372,851)
   Capital gains                                              --         (520,851)
                                                     -----------      -----------
   Total distributions to shareholders                        --         (893,702)
CAPITAL SHARE TRANSACTIONS--Net                       (1,274,260)        (307,560)
                                                     -----------      -----------
TOTAL INCREASE (DECREASE)                               (262,608)        (655,003)
NET ASSETS
   Beginning of period                                22,686,062       23,341,065
                                                     -----------      -----------
   End of period                                     $22,423,454      $22,686,062
                                                     ===========      ===========
Undistributed net investment income                  $   319,787      $        --
                                                     ===========      ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

EQUITY INCOME PORTFOLIO

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                    -----------   -------------------------------------------------
                                                        2006        2005       2004      2003      2002       2001
                                                    -----------   --------   -------   -------   -------    -------
Net asset value, beginning of period                 $  1.69      $   1.72   $  1.60   $  1.30   $  1.61    $  1.90
Income from investment operations
   Investment income--net                               0.03          0.03      0.03      0.02      0.02       0.03
   Net realized and unrealized gain (loss)
      on investments                                    0.05          0.01      0.12      0.30     (0.25)     (0.25)
                                                     -------      --------   -------   -------   -------    -------
      Total from investment operations                  0.08          0.04      0.15      0.32     (0.23)     (0.22)
Less distributions
   Investment income--net                                 --         (0.03)    (0.03)    (0.02)    (0.02)     (0.03)
   Capital gains                                          --         (0.04)       --        --     (0.06)     (0.04)
                                                     -------      --------   -------   -------   -------    -------
      Total distributions                                 --         (0.07)    (0.03)    (0.02)    (0.08)     (0.07)
                                                     -------      --------   -------   -------   -------    -------
Net asset value, end of period                       $  1.77      $   1.69   $  1.72   $  1.60   $  1.30    $  1.61
                                                     =======      ========   =======   =======   =======    =======
Total return                                            4.73%**       2.28%     9.31%    24.73%   (14.14)%   (11.79)%
                                                     =======      ========   =======   =======   =======    =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $22,423      $ 22,686   $23,341   $20,958   $17,183    $21,153
Ratio of expenses with reimbursement to average
   net assets (1)                                       0.79%*        0.79%     0.79%     0.79%     0.85%      0.90%
Ratio of expenses without reimbursement to
   average  net assets                                  0.92%*        0.93%     0.87%     0.89%     0.91%      0.90%
Ratio of net investment income to average
   net assets                                           2.85%*        1.64%     1.79%     1.49%     1.41%      1.69%
Portfolio turnover rate                                46.65%        25.57%     5.33%    24.22%    32.23%     33.28%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.79% on the Equity Income Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

BALANCED PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE

CONSUMER DISCRETIONARY--
AUTOMOBILES--0.49%
Navistar International Corp. *                                1,300   $   31,993
PACCAR Inc.                                                     500       41,190
                                                                      ----------
                                                                          73,183
HOTELS RESTAURANTS & LEISURE--1.24%
Host Hotels & Resorts Inc.                                    1,164       25,457
McDonald's Corp.                                              1,325       44,520
Starwood Hotels & Resorts Worldwide, Inc.                     1,902      114,767
                                                                      ----------
                                                                         184,744
HOUSEHOLD DURABLES--0.86%
Newell Rubbermaid Inc.                                        1,897       49,000
Stanley Works (The)                                           1,661       78,432
                                                                      ----------
                                                                         127,432
MEDIA--2.16%
CBS Corp. (Class B)                                             891       24,102
News Corp. (Class A)                                          2,730       52,361
Time Warner Inc.                                              4,041       69,909
Viacom Inc. (Class B) *                                         891       31,933
Walt Disney Co. (The)                                         4,750      142,500
                                                                      ----------
                                                                         320,805
MULTI-LINE RETAIL--0.98%
Kohl's Corp. *                                                  474       28,023
J.C. Penney Co., Inc.                                         1,068       72,101
Target Corp.                                                    950       46,426
                                                                      ----------
                                                                         146,550
SPECIALTY RETAIL--1.54%
Limited Brands, Inc.                                          3,803       97,319
Lowe's Companies, Inc.                                        1,426       86,515
TJX Companies, Inc. (The)                                     2,000       45,720
                                                                      ----------
                                                                         229,554
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--7.27%                                 1,082,268
                                                                      ----------
CONSUMER STAPLES--
BEVERAGES--1.41%
Coca-Cola Co. (The)                                           2,732      117,531
International Flavors & Fragrances Inc.                         400       14,096
PepsiCo. Inc.                                                 1,307       78,472
                                                                      ----------
                                                                         210,099
FOOD PRODUCTS--1.49%
H.J. Heinz Co.                                                1,307       53,875
McCormick & Co., Inc.                                         2,615       87,733
Sensient Technologies Corp.                                   3,800       79,458
                                                                      ----------
                                                                         221,066
FOOD & DRUG RETAILING--1.81%
SUPERVALU Inc.                                                1,600       49,120
Wal-Mart Stores, Inc.                                         4,575      220,378
                                                                      ----------
                                                                         269,498
HOUSEHOLD PRODUCTS--1.24%
Kimberly-Clark Corp.                                          1,187   $   73,238
Procter & Gamble Co.                                          2,000      111,200
                                                                      ----------
                                                                         184,438
                                                                      ----------
   TOTAL CONSUMER STAPLES--5.95%                                         885,101
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--1.08%
Schlumberger Ltd.                                             1,188       77,351
Weatherford International Ltd. *                              1,662       82,468
                                                                      ----------
                                                                         159,819
OIL & GAS--5.61%
Anadarko Petroleum Corp.                                      1,664       79,356
BP PLC ADR                                                    2,410      167,760
Chevron Corp.                                                 3,607      223,850
Exxon Mobil Corp.                                             5,938      364,296
                                                                      ----------
                                                                         835,262
                                                                      ----------
   TOTAL ENERGY--6.69%                                                   995,081
                                                                      ----------
FINANCIALS--
BANKS--5.13%
Bank of America Corp.                                         5,000      240,500
PNC Financial Services Group, Inc.                            2,850      199,985
U.S. Bancorp                                                  3,445      106,382
Wachovia Corp.                                                1,781       96,316
Wells Fargo & Co.                                             1,781      119,469
                                                                      ----------
                                                                         762,652
DIVERSIFIED FINANCIALS--4.83%
Citigroup Inc.                                                6,533      315,152
Freddie Mac                                                   1,901      108,376
Goldman Sachs Group, Inc. (The)                                 475       71,454
JPMorgan Chase & Co.                                          1,205       50,610
Morgan Stanley                                                2,732      172,690
                                                                      ----------
                                                                         718,282
INSURANCE--3.23%
Allstate Corp. (The)                                            951       52,048
American International Group, Inc.                            2,587      152,762
Genworth Financial Inc. (Class A)                             2,800       97,552
Prudential Financial, Inc.                                    2,137      166,045
St. Paul Travelers Companies, Inc. (The)                        290       12,928
                                                                      ----------
                                                                         481,335
                                                                      ----------
   TOTAL FINANCIALS--13.19%                                            1,962,269
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--0.59%
Amgen Inc. *                                                    600       39,138
Genzyme Corp. *                                                 400       24,420
Gilead Sciences, Inc. *                                         400       23,664
                                                                      ----------
                                                                          87,222

COMMON STOCK

                                                             SHARES      VALUE

HEALTH CARE EQUIPMENT & SUPPLIES--1.05%
Advanced Medical Optics, Inc. *                                 475   $   24,082
Beckman Coulter, Inc.                                         1,070       59,439
Biomet Inc.                                                   1,200       37,548
Zimmer Holdings, Inc. *                                         631       35,790
                                                                      ----------
                                                                         156,859
HEALTH CARE PROVIDERS & SERVICES--0.47%
DaVita, Inc. *                                                  425       21,123
Patterson Companies Inc. *                                    1,400       48,902
                                                                      ----------
                                                                          70,025
PHARMACEUTICALS--6.55%
Abbott Laboratories                                           1,899       82,815
Allergan, Inc.                                                  712       76,369
Bristol-Myers Squibb Co.                                      2,615       67,624
Hospira, Inc. *                                                 168        7,214
Johnson & Johnson                                             4,395      263,348
Eli Lilly and Co.                                               900       49,743
Merck & Co. Inc.                                              2,615       95,264
Pfizer Inc.                                                  10,804      253,570
Wyeth                                                         1,782       79,139
                                                                      ----------
                                                                         975,086
                                                                      ----------
   TOTAL HEALTH CARE--8.66%                                            1,289,192
                                                                      ----------
INDUSTRIALS--
AEROSPACE & DEFENSE--0.98%
General Dynamics Corp.                                          600       39,276
Goodrich Corp.                                                  945       38,074
L-3 Communications Holdings, Inc.                               400       30,168
Northrop Grumman Corp.                                          600       38,436
                                                                      ----------
                                                                         145,954
AIR FREIGHT & COURIERS--0.33%
FedEx Corp.                                                     425       49,666
COMMERCIAL SERVICES & SUPPLIES--0.92%
Cendant Corp.                                                 2,300       37,467
Cintas Corp.                                                    900       35,784
R. R. Donnelley & Sons Co.                                    1,000       31,950
Equifax Inc.                                                    900       30,906
                                                                      ----------
                                                                         136,107
CONSTRUCTION & ENGINEERING--0.23%
ITT Corp.                                                       700       34,650
ELECTRICAL EQUIPMENT--0.24%
American Power Conversion Corp.                               1,800       35,082
INDUSTRIAL CONGLOMERATES--0.32%
Tyco International Ltd.                                       1,700       46,750

MACHINERY--2.39%
Caterpillar Inc.                                                500   $   37,240
Cummins Inc.                                                    300       36,675
Danaher Corp.                                                   634       40,779
Deere & Co.                                                     500       41,745
Dover Corp.                                                     800       39,544
Eaton Corp.                                                     500       37,700
Illinois Tool Works Inc.                                        950       45,125
Ingersoll-Rand Co. Ltd.                                         900       38,502
Parker Hannifin Corp.                                           500       38,800
                                                                      ----------
                                                                         356,110
ROAD & RAIL--0.25%
Norfolk Southern Corp.                                          700       37,254
TRADING COMPANIES & DISTRIBUTORS--0.25%
W.W. Grainger, Inc.                                             500       37,615
TRANSPORTATION INFRASTRUCTURE--0.31%
Ryder System, Inc.                                              800       46,744
                                                                      ----------
   TOTAL INDUSTRIALS--6.22%                                              925,932
                                                                      ----------
INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT--1.57%
Cisco Systems, Inc. *                                         5,586      109,094
Motorola, Inc.                                                3,092       62,304
Nokia Oyj ADR                                                 3,087       62,543
                                                                      ----------
                                                                         233,941
COMPUTERS & PERIPHERALS--2.25%
Dell Inc. *                                                   5,907      144,190
EMC Corp. *                                                   8,194       89,888
Hewlett-Packard Co.                                           3,210      101,693
                                                                      ----------
                                                                         335,771
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.15%
Intel Corp.                                                   6,057      114,780
Linear Technology Corp.                                         593       19,860
Texas Instruments Inc.                                        1,188       35,985
                                                                      ----------
                                                                         170,625
SOFTWARE--2.46%
Electronic Arts Inc. *                                          714       30,731
Microsoft Corp.                                              11,282      262,871
Oracle Corp. *                                                4,988       72,276
                                                                      ----------
                                                                         365,878
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY--7.43%                                 1,106,215
                                                                      ----------
MATERIALS--
CHEMICALS--0.58%
Dow Chemical Co. (The)                                          707       27,594
Eastman Chemical Co                                             300       16,200
PPG Industries, Inc.                                            413       27,258
Sigma-Aldrich Corp.                                             200       14,528
                                                                      ----------
                                                                          85,580

COMMON STOCK

                                                            SHARES       VALUE

CONTAINERS & PACKAGING--0.07%
Ball Corp.                                                      300   $   11,112
METALS & MINING--0.42%
Nucor Corp.                                                     600       32,550
Phelps Dodge Corp.                                              200       16,432
United States Steel Corp.                                       200       14,024
                                                                      ----------
                                                                          63,006
PAPER & FOREST PRODUCTS--0.17%
Louisiana-Pacific Corp.                                         500       10,950
MeadWestvaco Corp.                                              500       13,965
                                                                      ----------
                                                                          24,915
                                                                      ----------
   TOTAL MATERIALS--1.24%                                                184,613
                                                                      ----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--1.54%
ALLTEL Corp.                                                  1,069       68,234
Embarq Corp. *                                                  242        9,919
Sprint Nextel Corp.                                           4,842       96,792
Verizon Communications Inc.                                   1,634       54,723
                                                                      ----------
                                                                         229,668
WIRELESS TELECOMMUNICATION SERVICES--0.39%
Vodafone Group PLC ADR                                        2,734       58,234
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES--1.93%                               287,902
                                                                      ----------
UTILITIES--
ELECTRIC UTILITIES--2.36%
Ameren Corp.                                                  1,782       89,991
CenterPoint Energy, Inc.                                      2,727       34,088
Constellation Energy Group                                    2,614      142,515
Exelon Corp.                                                    592       33,643
Southern Co. (The)                                              712       22,820
Wisconsin Energy Corp.                                          714       28,774
                                                                      ----------
                                                                         351,831
                                                                      ----------
   TOTAL UTILITIES--2.36%                                                351,831
                                                                      ----------
   TOTAL COMMON STOCK--60.94%
   (Cost $8,182,482)                                                   9,070,404
                                                                      ----------

BONDS AND NOTES

                                                             FACE
                                                            AMOUNT

CONSUMER DISCRETIONARY--
AUTO COMPONENTS--0.68%
TRW Inc., 6.30%, 05/15/08                                  $100,000      100,856
AUTOMOBILES--0.80%
DaimlerChrysler NA Hldg, 7.20%, 09/01/09                    115,000      118,619
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--1.48%                                   219,475
                                                                      ----------
CONSUMER STAPLES--
PERSONAL PRODUCTS--2.11%
Avon Products Inc., 7.15%, 11/15/09                        $300,000   $  313,280
                                                                      ----------
   TOTAL CONSUMER STAPLES--2.11%                                         313,280
                                                                      ----------
FINANCIALS--
BANKS--1.60%
Washington Mutual Inc., 4.20%, 01/15/10                     250,000      237,797
DIVERSIFIED FINANCIALS--3.66%
General Electric Capital Corp., 3.75%, 12/15/09             200,000      188,199
HSBC Finance Corp., 5.875%, 02/01/09                        250,000      251,537
Weingarten Realty Investors, 7.35%, 07/20/09                100,000      105,237
                                                                      ----------
                                                                         544,973
                                                                      ----------
   TOTAL FINANCIALS--5.26%                                               782,770
                                                                      ----------
INDUSTRIALS--
TRANSPORTATION INFRASTRUCTURE--1.26%
Hertz Corp., 7.40%, 03/01/11                                200,000      187,500
                                                                      ----------
   TOTAL INDUSTRIALS--1.26%                                              187,500
                                                                      ----------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--3.78%
GTE Southwest Inc., 6.23%, 01/01/07 (a)                     137,000      137,234
SBC Communication Capital Corp., 7.11%, 08/14/06 (a)        425,000      425,646
                                                                      ----------
                                                                         562,880
                                                                      ----------
   TOTAL TELECOMMUNICATION SERVICES--3.78%                               562,880
                                                                      ----------
U S GOVERNMENT AGENCY SECURITIES--
U S GOVERNMENT AGENCIES--14.11%
Federal Farm Credit Bank, 4.15%, 11/30/09                   200,000      191,940
Federal Home Loan Bank, 2.45%, 03/23/07 (a)                 400,000      391,370
Federal Home Loan Bank, 4.40%, 12/28/09                     350,000      338,202
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10           700,000      684,299
Federal Home Loan Mortgage Corp.
   Pool # 360100, 9.00%, 04/01/20                             1,647        1,771
Federal National Mortgage Assoc., 4.75%, 08/25/08           500,000      492,819
                                                                      ----------
   TOTAL US GOVERNMENT AGENCY SECURITIES--14.11%                       2,100,401
                                                                      ----------
   TOTAL BONDS AND NOTES--28.00%
   (Cost $4,241,894)                                                   4,166,306
                                                                      ----------

COMMERCIAL PAPER

                                                            FACE
                                                           AMOUNT        VALUE

CONSUMER DISCRETIONARY--
AUTOMOBILES--3.89%
DaimlerChrysler NA Hldg., 5.36%, 07/07/06                 $580,000   $   579,482

MEDIA--3.83%
Walt Disney Co. (The), 5.33%, 07/06/06                     570,000       569,578
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY--7.72%                                 1,149,060
                                                                     -----------
UTILITIES--
ELECTRIC--2.75%
Atlantic City Electric Co., 5.35%, 07/05/06                409,000       408,757
                                                                     -----------
   TOTAL UTILITIES--2.75%                                                408,757
                                                                     -----------
   TOTAL COMMERCIAL PAPER--10.47% (Cost $1,557,817)                    1,557,817
                                                                     -----------
   TOTAL INVESTMENTS--99.41% (Cost $13,982,193)                       14,794,527

CASH AND OTHER ASSETS, LESS LIABILITIES--0.59%                            87,518
                                                                     -----------
   NET ASSETS--100.00%                                               $14,882,045
                                                                     ===========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       16.56%
Consumer Staples              8.10%
Energy                        6.73%
Financials                   18.55%
Health Care                   8.71%
Industrials                   7.53%
Information Technology        7.48%
Materials                     1.25%
Telecommunication Services    5.75%
U S Government               14.20%
Utilities                     5.14%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

BALANCED PORTFOLIO

ASSETS
Investments in securities, at value (Cost $13,982,193)               $14,794,527
Cash and cash equivalents                                                 22,356
Prepaid expenses                                                             436
Receivable for:
   Investment securities sold                                                 12
   Dividends                                                              10,223
   Capital stock sold                                                      7,363
   Interest                                                               58,942
   Expense reimbursement                                                   2,290
                                                                     -----------
      TOTAL ASSETS                                                    14,896,149
                                                                     -----------
LIABILITIES
Accrued:
   Investment advisory fee                                                 6,047
   Administrative service fee                                              3,023
Other liabilities                                                          5,034
                                                                     -----------
      TOTAL LIABILITIES                                                   14,104
                                                                     -----------
      NET ASSETS                                                     $14,882,045
                                                                     ===========
The components of net assets:
   Capital paid-in                                                   $13,642,180
   Undistributed net investment income                                   166,647
   Accumulated net realized gain on investments                          260,884
   Net unrealized appreciation of investments                            812,334
                                                                     -----------
      NET ASSETS                                                     $14,882,045
                                                                     ===========
SHARES OUTSTANDING ($.01 par value per share)                         10,416,699
                                                                     ===========
NET ASSET VALUE PER SHARE                                            $      1.43
                                                                     ===========
Shares authorized                                                    115,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

BALANCED PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $210)                       $  97,245
Interest                                                                128,416
                                                                      ---------
      TOTAL INVESTMENT INCOME                                           225,661
                                                                      ---------
EXPENSES
Investment advisory fee                                                  36,403
Administrative service fee                                               18,202
Professional fees                                                         3,675
Custody and transaction fees                                              7,515
Directors' fees and expenses                                              1,449
Compliance expenses                                                       1,052
Registration fees                                                           600
Insurance expenses                                                        2,791
                                                                      ---------
      TOTAL EXPENSES                                                     71,687
      LESS EXPENSES REIMBURSED                                          (12,673)
                                                                      ---------
      NET EXPENSES                                                       59,014
                                                                      ---------
INVESTMENT INCOME--NET                                                  166,647
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                     273,155
   Change in unrealized depreciation of investments                    (112,791)
                                                                      ---------
NET GAIN ON INVESTMENTS                                                 160,364
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 327,011
                                                                      =========
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

BALANCED PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS      YEAR ENDED
                                                          ENDED JUNE 30,   DECEMBER 31,
                                                          --------------   ------------
                                                               2006            2005
                                                          --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                   $   166,647     $   292,838
   Net realized gain on investments                             273,155         256,522
   Change in unrealized depreciation                           (112,791)       (543,709)
                                                            -----------     -----------
   Net increase in net assets resulting from operations         327,011           5,651
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                            --        (292,854)
   Capital gains                                                     --        (268,794)
                                                            -----------     -----------
   Total distributions to shareholders                               --        (561,648)
CAPITAL SHARE TRANSACTIONS--Net                                 141,093       1,205,844
                                                            -----------     -----------
TOTAL INCREASE (DECREASE)                                       468,104         649,847
NET ASSETS
   Beginning of period                                       14,413,941      13,764,094
                                                            -----------     -----------
   End of period                                            $14,882,045     $14,413,941
                                                            ===========     ===========
Undistributed net investment income                         $   166,647     $        --
                                                            ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

BALANCED PORTFOLIO

                                                            (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED
                                                              JUNE 30,                         YEAR ENDED
                                                            -----------   ----------------------------------------------------
                                                                2006        2005       2004       2003        2002       2001
                                                            -----------   -------    -------    -------      ------    -------
Net asset value, beginning of period                        $  1.40       $  1.45    $  1.41    $  1.20      $ 1.34    $  1.45
Income from investment operations
   Investment income--net                                      0.01          0.03       0.03       0.03        0.04       0.04
   Net realized and unrealized gain (loss) on investments      0.02         (0.02)      0.06       0.21       (0.13)     (0.11)
                                                            -------       -------    -------    -------      ------    -------
      Total from investment operations                         0.03          0.01       0.09       0.24       (0.09)     (0.07)
Less distributions
   Investment income--net                                        --         (0.03)     (0.03)     (0.03)      (0.04)     (0.04)
   Capital gains                                                 --         (0.03)     (0.02)     (0.00)***   (0.01)        --
                                                            -------       -------    -------    -------      ------    -------
      Total distributions                                        --         (0.06)     (0.05)     (0.03)      (0.05)     (0.04)
                                                            -------       -------    -------    -------      ------    -------
Net asset value, end of period                              $  1.43       $  1.40    $  1.45    $  1.41      $ 1.20    $  1.34
                                                            =======       =======    =======    =======      ======    =======
Total return                                                   2.14%**       0.46%      6.03%     20.05%      (6.64)%    (4.55)%
                                                            =======       =======    =======    =======      ======    =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                   $14,882       $14,414    $13,764    $11,577      $9,293    $10,157
Ratio of expenses with reimbursement to average
   net assets (1)                                              0.81 %*       0.81%      0.81%      0.81%       0.85%      0.90%
Ratio of expenses without reimbursement to average
   net assets                                                  0.98 %*       1.01%      0.96%      0.99%       1.08%      1.07%
Ratio of net investment income to average net assets           2.29 %*       2.09%      2.06%      2.18%       2.64%      2.89%
Portfolio turnover rate                                       10.88 %       25.83%     17.42%     17.07%      42.29%     16.49%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

MONEY MARKET PORTFOLIO

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

                                              INTEREST/
                                   MATURITY     STATED       FACE
                                     DATE      RATE(%)      AMOUNT        VALUE
U S GOVERNMENT AGENCIES--100.09%
Federal Home Loan Bank             07/07/06     5.120     $1,182,000   $ 1,180,990
Federal Home Loan Bank             07/11/06     5.080      4,875,000     4,868,111
Federal Home Loan Bank             07/12/06     5.120      4,685,000     4,677,655
Federal Home Loan Bank             07/14/06     5.100      1,322,000     1,319,562
Federal Home Loan Bank             07/19/06     5.170      2,476,000     2,469,591
Federal Home Loan Mortgage Corp.   07/05/06     5.000      1,163,000     1,162,352
Federal Home Loan Mortgage Corp.   07/25/06     5.180      2,100,000     2,092,747
Federal National Mortgage Assoc.   07/05/06     4.990      3,408,000     3,406,106
Federal National Mortgage Assoc.   07/06/06     5.020      1,995,000     1,993,606
Federal National Mortgage Assoc.   07/10/06     5.060      4,761,000     4,754,967
Federal National Mortgage Assoc.   07/13/06     5.020      1,825,000     1,821,942
Federal National Mortgage Assoc.   07/17/06     5.120        938,000       935,864
Federal National Mortgage Assoc.   07/18/06     5.120      3,640,000     3,631,194
Federal National Mortgage Assoc.   07/20/06     5.120      2,649,000     2,641,840
                                                                       -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS--100.09%
   (Cost $36,956,527)                                                   36,956,527
   LIABILITIES IN EXCESS OF OTHER ASSETS--(0.09)%                          (33,823)
                                                                       -----------
   NET ASSETS--100.00%                                                 $36,922,704
                                                                       ===========

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

MONEY MARKET PORTFOLIO

ASSETS
Investments in securities, at value (Cost $36,956,527)            $   36,956,527
Cash and cash equivalents                                                 64,160
Prepaid expenses                                                           1,020
Receivable for:
   Expense reimbursement                                                   9,196
                                                                  --------------
      TOTAL ASSETS                                                    37,030,903
                                                                  --------------
LIABILITIES
Capital stock reacquired                                                  80,204
Accrued:
   Investment advisory fee                                                15,034
   Administrative service fee                                              7,517
Other liabilities                                                          5,444
                                                                  --------------
      TOTAL LIABILITIES                                                  108,199
                                                                  --------------
      NET ASSETS                                                  $   36,922,704
                                                                  ==============
The components of net assets:
   Capital paid-in                                                $   36,922,704
                                                                  --------------
      NET ASSETS                                                  $   36,922,704
                                                                  ==============
SHARES OUTSTANDING ($.01 par value per share)                         36,922,704
                                                                  ==============
NET ASSET VALUE PER SHARE                                         $         1.00
                                                                  ==============
Shares authorized                                                  1,050,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

MONEY MARKET PORTFOLIO

INVESTMENT INCOME
Interest                                                               $820,555
                                                                       --------
   TOTAL INVESTMENT INCOME                                              820,555
                                                                       --------
EXPENSES
Investment advisory fee                                                  88,805
Administrative service fee                                               44,403
Professional fees                                                         3,675
Custody and transaction fees                                              5,848
Directors' fees and expenses                                              1,449
Compliance expenses                                                       2,292
Registration fees                                                           600
Insurance expenses                                                        6,585
                                                                       --------
   TOTAL EXPENSES                                                       153,657
   LESS EXPENSES REIMBURSED                                             (54,216)
                                                                       --------
   NET EXPENSES                                                          99,441
                                                                       --------
INVESTMENT INCOME--NET                                                  721,114
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $721,114
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

MONEY MARKET PORTFOLIO

                                                      (UNAUDITED)
                                                      SIX MONTHS      YEAR ENDED
                                                    ENDED JUNE 30,   DECEMBER 31,
                                                    --------------   ------------
                                                         2006            2005
                                                    --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                            $   721,114     $   857,075
DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment income--net                                  (721,114)       (857,075)
CAPITAL SHARE TRANSACTIONS--Net                        2,581,663       4,349,587
                                                     -----------     -----------
TOTAL INCREASE (DECREASE)                              2,581,663       4,349,587
NET ASSETS
   Beginning of period                                34,341,041      29,991,454
                                                     -----------     -----------
   End of period                                     $36,922,704     $34,341,041
                                                     ===========     ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

MONEY MARKET PORTFOLIO

                                                      (UNAUDITED)
                                                      SIX MONTHS
                                                    ENDED JUNE 30,                      YEAR ENDED
                                                    --------------   -----------------------------------------------
                                                         2006          2005      2004      2003      2002      2001
                                                    --------------   -------   -------   -------   -------   -------
Net asset value, beginning of period                    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
Income from investment operations
Investment income--net                                     0.02         0.03      0.01      0.01      0.01      0.03
                                                        -------      -------   -------   -------   -------   -------
      Total from investment operations                     0.02         0.03      0.01      0.01      0.01      0.03
Less distributions
   Investment income--net                                 (0.02)       (0.03)    (0.01)    (0.01)    (0.01)    (0.03)
                                                        -------      -------   -------   -------   -------   -------
      Total distributions                                 (0.02)       (0.03)    (0.01)    (0.01)    (0.01)    (0.03)
                                                        -------      -------   -------   -------   -------   -------
Net asset value, end of period                          $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                        =======      =======   =======   =======   =======   =======
Total return                                               2.03%**      2.61%     0.77%     0.54%     0.97%     3.07%
                                                        =======      =======   =======   =======   =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $36,923      $34,341   $29,991   $18,397   $18,655   $13,589
Ratio of expenses with reimbursement to average
   net assets (1)                                          0.56%*       0.56%     0.56%     0.56%     0.68%     0.87%
Ratio of expenses without reimbursement to
   average net assets                                      0.87%*      0.88%      0.84%     0.88%     0.92%     1.03%
Ratio of net investment income to average
   net assets                                              4.06%*      2.60%      0.80%     0.54%     0.97%     2.82%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.56% on the Money Market Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

GOVERNMENT BOND PORTFOLIO

                                                               INTEREST/
                                                    MATURITY     STATED       FACE
CORPORATE BONDS                                       DATE      RATE(%)      AMOUNT        VALUE
FINANCIALS--
INSURANCE--1.74%
21st Century Insurance Group                        12/15/13     5.900     $  230,000   $   221,530
                                                                                        -----------
   TOTAL FINANCIALS--1.74%                                                                  221,530
                                                                                        -----------

MATERIALS--
METALS & MINING--3.99%
Carpenter Technology Corp.                          05/15/13     6.625        500,000       509,303
                                                                                        -----------
   TOTAL MATERIALS--3.99%                                                                   509,303
                                                                                        -----------
   TOTAL CORPORATE BONDS--5.73%
   (Cost $737,004)                                                                          730,833
                                                                                        -----------

U S GOVERNMENT AGENCY AND U S
   GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--33.60%
Federal Home Loan Bank (a)                          02/15/07     7.250        200,000       201,998
Federal Home Loan Mortgage Corp. (a)                07/15/06     5.500        200,000       199,995
Federal Home Loan Mortgage Corp.                    01/25/10     4.375        750,000       723,859
Federal Home Loan Mortgage Corp.                    03/15/11     5.625        500,000       502,573
Federal Home Loan Mortgage Corp.                    07/15/12     5.125        690,000       676,822
Federal National Mortgage Assoc. (a)                01/02/07     4.750        300,000       298,708
Federal National Mortgage Assoc.                    08/15/08     3.250      1,000,000       956,249
Federal National Mortgage Assoc.                    03/15/10     5.375        730,000       724,345
                                                                                        -----------
                                                                                          4,284,549

U S GOVERNMENT SECURITIES--42.96%
U S Treasury Bonds                                  08/15/09     3.500        850,000       810,721
U S Treasury Bonds                                  11/15/13     4.250        817,000       773,150
U S Treasury Notes (a)                              07/15/06     7.000        500,000       500,196
U S Treasury Notes                                  08/15/08     3.250        250,000       240,547
U S Treasury Notes                                  09/15/08     3.125        800,000       766,562
U S Treasury Notes                                  02/15/11     5.000        353,000       352,131
U S Treasury Notes                                  08/15/12     4.375        940,000       904,236
U S Treasury Notes                                  08/15/13     4.250        750,000       711,562
U S Treasury Notes                                  02/15/14     4.000        451,000       418,972
                                                                                        -----------
                                                                                          5,478,077
                                                                                        -----------
   TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT
      SECURITIES--76.56%
      (Cost $10,091,339)                                                                  9,762,626
                                                                                        -----------

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS
U S GOVERNMENT AGENCIES--16.03%
Federal Farm Credit Bank                            07/05/06     4.930        172,000       171,906
Federal Home Loan Bank                              07/07/06     5.120        725,000       724,380
Federal Home Loan Bank                              07/12/06     5.100        800,000       798,753
Federal Home Loan Bank                              07/14/06     5.120        350,000       349,353
                                                                                        -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM
      OBLIGATIONS--16.03%
      (Cost $2,044,392)                                                                   2,044,392
                                                                                        -----------
   TOTAL INVESTMENTS--98.32%
   (Cost $12,872,735)                                                                    12,537,851
   CASH AND OTHER ASSETS, LESS LIABILITIES--1.68%                                           214,578
                                                                                        -----------
   NET ASSETS--100.00%                                                                  $12,752,429
                                                                                        ===========

NOTE TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Financials        1.77%
Materials         4.06%
U S Government   94.17%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

GOVERNMENT BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $12,872,735)              $12,537,851
Cash and cash equivalents                                                48,500
Prepaid expenses                                                            386
Receivable for:
   Capital stock sold                                                     4,153
   Interest                                                             168,089
   Expense reimbursement                                                  6,171
                                                                    -----------
      TOTAL ASSETS                                                   12,765,150
                                                                    -----------
LIABILITIES
Accrued:
   Investment advisory fee                                                5,231
   Administrative service fee                                             2,616
Other liabilities                                                         4,874
                                                                    -----------
      TOTAL LIABILITIES                                                  12,721
                                                                    -----------
      NET ASSETS                                                    $12,752,429
                                                                    ===========
The components of net assets:
   Capital paid-in                                                  $12,986,884
   Undistributed net investment income                                  253,087
   Accumulated net realized loss on investments                        (152,658)
   Net unrealized depreciation of investments                          (334,884)
                                                                    -----------
      NET ASSETS                                                    $12,752,429
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        12,419,469
                                                                    ===========
NET ASSET VALUE PER SHARE                                           $      1.03
                                                                    ===========
Shares authorized                                                    30,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

GOVERNMENT BOND PORTFOLIO

INVESTMENT INCOME
Interest                                                              $ 274,622
                                                                      ---------
      TOTAL INVESTMENT INCOME                                           274,622
                                                                      ---------
EXPENSES
Investment advisory fee                                                  31,437
Administrative service fee                                               15,719
Professional fees                                                         3,671
Custody and transaction fees                                              2,982
Directors' fees and expenses                                              1,449
Compliance expenses                                                         865
Registration fees                                                           600
Insurance expenses                                                        2,413
                                                                      ---------
      TOTAL EXPENSES                                                     59,136
      LESS EXPENSES REIMBURSED                                          (37,114)
                                                                      ---------
      NET EXPENSES                                                       22,022
                                                                      ---------
INVESTMENT INCOME--NET                                                  252,600
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                     (32,194)
   Change in unrealized depreciation of investments                    (224,505)
                                                                      ---------
NET LOSS ON INVESTMENTS                                                (256,699)
                                                                      ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  (4,099)
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

GOVERNMENT BOND PORTFOLIO

                                                     (UNAUDITED)
                                                     SIX MONTHS     YEAR ENDED
                                                   ENDED JUNE 30,  DECEMBER 31,
                                                   --------------  ------------
                                                        2006           2005
                                                   --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                           $   252,600    $   404,123
   Net realized loss on investments                     (32,194)       (91,228)
   Change in unrealized depreciation                   (224,505)       (74,054)
                                                    -----------    -----------
   Net increase (decrease) in net assets
      resulting from operations                          (4,099)       238,841
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                    --       (404,126)
   Capital gains                                             --
                                                    -----------    -----------
   Total distributions to shareholders                       --       (404,126)
CAPITAL SHARE TRANSACTIONS--Net                          39,067      1,584,655
                                                    -----------    -----------
TOTAL INCREASE (DECREASE)                                34,968      1,419,370
NET ASSETS
   Beginning of period                               12,717,461     11,298,091
                                                    -----------    -----------
   End of period                                    $12,752,429    $12,717,461
                                                    ===========    ===========
Undistributed net investment income                 $   253,087    $       486
                                                    ===========    ===========


FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

GOVERNMENT BOND PORTFOLIO

                                                            (UNAUDITED)
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED
                                                              JUNE 30,    ---------------------------------------------
                                                                2006        2005      2004      2003     2002     2001
                                                            -----------   -------   -------   -------   ------   ------
Net asset value, beginning of period                        $  1.03       $  1.04   $  1.05   $  1.09   $ 1.05   $ 1.04
Income from investment operations
   Investment income--net                                      0.02          0.03      0.03      0.03     0.04     0.07
   Net realized and unrealized gain (loss) on investments     (0.02)        (0.01)    (0.01)    (0.01)    0.04     0.01
                                                            -------       -------   -------   -------   ------   ------
      Total from investment operations                        (0.00)         0.02      0.02      0.02     0.08     0.08
                                                            -------       -------   -------   -------   ------   ------
Less distributions
   Investment income--net                                        --         (0.03)    (0.03)    (0.03)   (0.04)   (0.07)
   Capital gains                                                 --            --        --     (0.03)      --       --
                                                            -------       -------   -------   -------   ------   ------
      Total distributions                                        --         (0.03)    (0.03)    (0.06)   (0.04)   (0.07)
                                                            -------       -------   -------   -------   ------   ------
Net asset value, end of period                              $  1.03       $  1.03   $  1.04   $  1.05   $ 1.09   $ 1.05
                                                            =======       =======   =======   =======   ======   ======
Total return                                                   0.00%**       2.28%     1.72%     1.97%    8.22%    7.33%
                                                            =======       =======   =======   =======   ======   ======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                   $12,752       $12,717   $11,298   $11,234   $8,357   $6,161
Ratio of expenses with reimbursement to average
   net assets (1)                                              0.35%*        0.35%     0.35%     0.35%    0.35%    0.64%
Ratio of expenses without reimbursement to
   average net assets                                          0.94%*        0.95%     0.90%     0.93%    0.95%    1.04%
Ratio of net investment income to average net assets           4.01%*        3.34%     2.73%     3.02%    4.59%    6.26%
Portfolio turnover rate                                       20.29%        54.09%    65.14%    87.12%   72.41%   22.68%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK

                                                             SHARES      VALUE

CONSUMER DISCRETIONARY--
AUTOMOBILES--2.10%
PACCAR Inc.                                                   1,200   $   98,856
HOTELS, RESTAURANTS & LEISURE--5.63%
Choice Hotels International, Inc.                               700       42,420
Hilton Hotels Corp.                                           2,900       82,012
LaSalle Hotel Properties                                      1,200       55,560
Starwood Hotels & Resorts Worldwide, Inc.                     1,400       84,476
                                                                      ----------
                                                                         264,468
INTERNET CATALOG & RETAIL--0.51%
Priceline.com Inc. *                                            800       23,888
LEISURE EQUIPMENT & PRODUCTS--2.17%
Ctrip.com International Ltd. ADR                              2,000      102,100
MEDIA--2.48%
News Corp (Class B)                                           4,300       86,774
Walt Disney Co. (The)                                         1,000       30,000
                                                                      ----------
                                                                         116,774
MULTI-LINE RETAIL--3.74%
First Cash Financial Services, Inc. *                         4,200       82,950
Sears Holdings Corp. *                                          600       92,904
                                                                      ----------
                                                                         175,854
TEXTILES & APPAREL--3.07%
Iconix Brand Group, Inc. *                                    3,100       50,654
Under Armour, Inc (Class A) *                                 2,200       93,764
                                                                      ----------
                                                                         144,418
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY--19.70%                                  926,358
                                                                      ----------
CONSUMER STAPLES--
FOOD & DRUG RETAILING--0.85%
Herbalife Ltd. *                                              1,000       39,900
FOOD PRODUCTS--1.23%
Archer-Daniels-Midland Co.                                    1,400       57,792
                                                                      ----------
   TOTAL CONSUMER STAPLES--2.08%                                          97,692
                                                                      ----------
ENERGY--
ENERGY EQUIPMENT & SERVICES--7.77%
FMC Technologies, Inc. *                                      1,700      114,682
McDermott International, Inc. *                               2,550      115,949
Nabors Industries Ltd. *                                      1,000       33,790
Oceaneering International, Inc. *                             2,200      100,870
                                                                      ----------
                                                                         365,291
OIL & GAS--1.99%
Chesapeake Energy Corp.                                         900   $   27,225
Valero Energy Corp.                                           1,000       66,520
                                                                      ----------
                                                                          93,745
                                                                      ----------
   TOTAL ENERGY--9.76%                                                   459,036
                                                                      ----------
FINANCIALS--
BANKS--3.99%
Bank of America Corp.                                         2,000       96,200
SunTrust Banks, Inc.                                          1,200       91,512
                                                                      ----------
                                                                         187,712
DIVERSIFIED FINANCIALS--9.87%
Blackrock, Inc.                                                 400       55,668
Chicago Mercantile Exchange Holdings Inc.                       100       49,115
First Marblehead Corp. (The)                                  2,500      142,350
Goldman Sachs Group, Inc. (The)                                 600       90,258
Investment Technology Group, Inc. *                             400       20,344
MoneyGram International, Inc.                                 2,400       81,480
Morningstar, Inc. *                                             600       24,888
                                                                      ----------
                                                                         464,103
INSURANCE--8.94%
Assurant, Inc.                                                1,400       67,760
China Life Insurance Co. ADR                                  1,000       63,300
Manulife Financial Corp.                                      2,700       85,779
MetLife, Inc.                                                 2,000      102,420
Prudential Financial, Inc.                                    1,300      101,010
                                                                      ----------
                                                                         420,269
                                                                      ----------
   TOTAL FINANCIALS--22.80%                                            1,072,084
                                                                      ----------
HEALTH CARE--
BIOTECHNOLOGY--0.71%
Celgene Corp. *                                                 700       33,201
                                                                      ----------
   TOTAL HEALTH CARE--0.71%                                               33,201
                                                                      ----------
INDUSTRIALS--
AIR FREIGHT/COURIERS--2.38%
Expeditors International of Washington, Inc.                  2,000      112,020
COMMERCIAL SERVICES & SUPPLIES--1.85%
51job, Inc. ADR *                                             4,000       86,920
CONSTRUCTION & ENGINEERING--1.98%
Fluor Corp.                                                   1,000       92,930
ELECTRICAL EQUIPMENT--0.68%
SiRF Technology Holdings, Inc. *                              1,000       32,220
INDUSTRIAL CONGLOMERATES--0.92%
Rockwell Automation, Inc.                                       600       43,206

COMMON STOCK

                                                             SHARES      VALUE

MACHINERY--4.77%
Bucyrus International, Inc.                                     800   $   40,400
Joy Global Inc.                                                 400       20,836
Parker Hannifin Corp.                                           600       46,560
Terex Corp. *                                                   800       78,960
Wabtec Corp.                                                  1,000       37,400
                                                                      ----------
                                                                         224,156
ROAD & RAIL--1.81%
Genesee & Wyoming Inc. (Class A) *                            2,400       85,128
TRANSPORTATION INFRASTRUCTURES--2.11%
Ryder System, Inc.                                            1,700       99,331
                                                                      ----------
   TOTAL INDUSTRIALS--16.50%                                             775,911
                                                                      ----------
INFORMATION TECHNOLOGY--
COMPUTERS & PERIPHERALS--0.24%
Apple Computer, Inc. *                                          200       11,424
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.55%
Itron, Inc. *                                                 1,400       82,964
NDS Group PLC ADR*                                            1,800       83,790
                                                                      ----------
                                                                         166,754
INTERNET SOFTWARE & SERVICES--7.44%
aQuantive, Inc. *                                             1,600       40,528
Akamai Technologies, Inc. *                                   2,600       94,094
Baidu.com, Inc. ADR *                                         1,200       99,036
CheckFree Corp. *                                               600       29,736
Google Inc. (Class A) *                                         100       41,933
NetEase.com Inc. ADR *                                          800       17,864
Yahoo! Inc. *                                                   800       26,400
                                                                      ----------
                                                                         349,591
SOFTWARE--4.72%
Amdocs Ltd. *                                                 1,900       69,540
MicroStrategy Inc. (Class A) *                                  500       48,760
VeriFone Holdings, Inc. *                                     3,400      103,632
                                                                      ----------
                                                                         221,932
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY--15.95%                                  749,701
                                                                      ----------
MATERIALS--
CONSTRUCTION MATERIALS--1.27%
Desarrolladora Homex S.A. de C.V. ADR *                         900       29,529
Trinity Industries, Inc.                                        750       30,300
                                                                      ----------
                                                                          59,829
METALS & MINING--3.03%
BHP Billiton Ltd. ADR                                         1,200       51,684
Cameco Corp.                                                    600       23,982
Peabody Energy Corp.                                          1,200       66,900
                                                                      ----------
                                                                         142,566
                                                                      ----------
   TOTAL MATERIALS--4.30%                                                202,395
                                                                      ----------
UTILITIES--
ELECTRIC UTILITIES--5.71%
AES Corp. (The) *                                             2,400   $   44,280
OGE Energy Corp.                                              1,800       63,054
Suncor Energy Inc.                                            1,100       89,111
TXU Corp.                                                     1,200       71,748
                                                                      ----------
                                                                         268,193
                                                                      ----------
   TOTAL UTILITIES--5.71%                                                268,193
                                                                      ----------
   TOTAL COMMON STOCK--97.51%
   (Cost $4,379,617)                                                   4,584,571
                                                                      ----------
   TOTAL INVESTMENTS--97.51%
   (Cost $4,379,617)                                                   4,584,571
CASH AND OTHER ASSETS, LESS LIABILITIES--2.49%                           117,027
                                                                      ----------
   NET ASSETS--100.00%                                                $4,701,598
                                                                      ==========

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary   20.21%
Consumer Staples          2.13%
Energy                   10.01%
Financials               23.39%
Health Care               0.72%
Industrials              16.92%
Information Technology   16.35%
Materials                 4.42%
Utilities                 5.85%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

ASSETS
Investments in securities, at value (Cost $4,379,617)               $ 4,584,571
Cash and cash equivalents                                               126,895
Prepaid expenses                                                             92
Receivable for:
   Investment securities sold                                            58,978
   Dividends                                                              1,577
   Capital stock sold                                                     7,277
   Expense reimbursement                                                  7,409
                                                                    -----------
      TOTAL ASSETS                                                    4,786,799
                                                                    -----------
LIABILITIES
Investment securities purchased                                          75,078
Accrued:
   Investment advisory fee                                                4,549
   Administrative service fee                                               910
Other liabilities                                                         4,664
                                                                    -----------
      TOTAL LIABILITIES                                                  85,201
                                                                    -----------
      NET ASSETS                                                    $ 4,701,598
                                                                    ===========
The components of net assets:
   Capital paid-in                                                  $ 5,683,743
   Undistributed net investment loss                                     (8,162)
   Accumulated net realized loss on investments                      (1,178,937)
   Net unrealized appreciation of investments                           204,954
                                                                    -----------
      NET ASSETS                                                    $ 4,701,598
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        15,787,533
                                                                    ===========
NET ASSET VALUE PER SHARE                                           $      0.30
                                                                    ===========
Shares authorized                                                    30,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $76)                        $  12,037
Interest                                                                  3,088
                                                                      ---------
      TOTAL INVESTMENT INCOME                                            15,125
                                                                      ---------
EXPENSES
Investment advisory fee                                                  25,991
Administrative service fee                                                5,198
Professional fees                                                         3,671
Custody and transaction fees                                             26,562
Directors' fees and expenses                                              1,449
Compliance expenses                                                         249
Registration fees                                                           600
Insurance expenses                                                          607
                                                                      ---------
      TOTAL EXPENSES                                                     64,327
      LESS EXPENSES REIMBURSED                                          (41,040)
                                                                      ---------
      NET EXPENSES                                                       23,287
                                                                      ---------
INVESTMENT LOSS--NET                                                     (8,162)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                     615,357
   Change in unrealized depreciation of investments                    (231,417)
                                                                      ---------
NET GAIN ON INVESTMENTS                                                 383,940
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 375,778
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SMALL-CAP/MID-CAP PORTFOLIO

                                                            (UNAUDITED)
                                                            SIX MONTHS      YEAR ENDED
                                                          ENDED JUNE 30,   DECEMBER 31,
                                                          --------------   ------------
                                                               2006            2005
                                                          --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment loss--net                                     $   (8,162)     $  (18,784)
   Net realized gain on investments                            615,357         297,108
   Change in unrealized depreciation                          (231,417)       (162,435)
                                                            ----------      ----------
   Net increase in net assets resulting from operations        375,778         115,889
CAPITAL SHARE TRANSACTIONS--Net                                761,622         183,199
                                                            ----------      ----------
TOTAL INCREASE (DECREASE)                                    1,137,400         299,088
NET ASSETS
   Beginning of period                                       3,564,198       3,265,110
                                                            ----------      ----------
   End of period                                            $4,701,598      $3,564,198
                                                            ==========      ==========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SMALL-CAP/MID-CAP PORTFOLIO

                                             (UNAUDITED)
                                              SIX MONTHS
                                                ENDED
                                               JUNE 30,                     YEAR ENDED
                                             -----------   --------------------------------------------------
                                                 2006        2005      2004       2003       2002      2001
                                             -----------   -------   -------    -------    -------    -------
Net asset value, beginning of period           $  0.27     $  0.26   $  0.24    $  0.13    $  0.30    $  0.66
Income from investment operations
   Investment income--net                           --          --        --         --         --         --
   Net realized and unrealized gain (loss)
      on investments                              0.03        0.01      0.02       0.11      (0.17)     (0.36)
                                               -------     -------   -------    -------    -------    -------
      Total from investment operations            0.03        0.01      0.02       0.11      (0.17)     (0.36)
                                               -------     -------   -------    -------    -------    -------
Net asset value, end of period                 $  0.30     $  0.27   $  0.26    $  0.24    $  0.13    $  0.30
                                               =======     =======   =======    =======    =======    =======
Total return                                     11.11%**     3.85%     8.33%     84.62%    (56.67)%   (54.55)%
                                               =======     =======   =======    =======    =======    =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $ 4,702     $ 3,564   $ 3,265    $ 2,337    $   744    $ 1,051
Ratio of expenses with reimbursement to
   average net assets (1)                         1.12%*      1.12%     1.12%      1.12%      1.30%      1.50%
Ratio of expenses without reimbursement to
   average net assets                             3.09%*      3.18%     3.25%      3.05%      3.10%      2.82%
Ratio of net investment loss to average
   net assets                                    (0.39)%*    (0.60)%   (0.36)%    (0.94)%    (0.83)%    (0.56)%
Portfolio turnover rate                         220.58%     464.91%   448.28%    222.29%      6.69%     16.23%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 1.12% on the Small-Cap/Mid-Cap Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS June 30, 2006 (Unaudited)

HIGH YIELD BOND PORTFOLIO

CORPORATE BONDS

                                                       INTEREST/
                                            MATURITY     STATED       FACE
                                              DATE      RATE(%)      AMOUNT       VALUE
CONSUMER DISCRETIONARY--

AUTO COMPONENTS--1.83%
Dura Operating Corp.                        05/01/09      9.000    $1,000,000   $  525,000

HOTELS, RESTAURANTS & LEISURE--6.77%
MGM Mirage Inc.                             02/27/14      5.875     1,000,000      896,250
Starwood Hotels & Resorts Worldwide, Inc.   05/01/12      7.875     1,000,000    1,043,750
                                                                                ----------
                                                                                 1,940,000

LEISURE EQUIPMENT & PRODUCTS--3.42%
Royal Caribbean Cruises Ltd.                12/01/13      6.875     1,000,000      979,883

MEDIA--6.25%
CCH I LLC (b)                               10/01/15     11.000       863,000      755,125
News America Holdings                       10/17/08      7.375     1,000,000    1,033,885
                                                                                ----------
                                                                                 1,789,010
                                                                                ----------
   TOTAL CONSUMER DISCRETIONARY--18.27%                                          5,233,893
                                                                                ----------

ENERGY--

OIL & GAS--4.87%
Chesapeake Energy Corp.                     01/15/18      6.250     1,000,000      912,500
Pioneer Natural Resource                    05/01/18      6.875       500,000      481,803
                                                                                ----------
   TOTAL ENERGY--4.87%                                                           1,394,303
                                                                                ----------

FINANCIALS--

DIVERSIFIED FINANCIALS--5.09%
Ford Motor Credit Co.                       10/01/08      5.625     1,000,000      925,064
GATX Financial Corp.                        06/01/09      8.875       500,000      533,706
                                                                                ----------
                                                                                 1,458,770

INSURANCE--3.30%
NYMAGIC, Inc.                               03/15/14      6.500     1,000,000      945,645
                                                                                ----------
   TOTAL FINANCIALS--8.39%                                                       2,404,415
                                                                                ----------

INDUSTRIALS--

CONSTRUCTION & ENGINEERING--3.47%
Standard Pacific Corp.                      04/15/12      9.250     1,000,000      993,750

MACHINERY--3.39%
Case New Holland Inc.                       06/01/09      6.000     1,000,000      972,500
                                                                                ----------
   TOTAL INDUSTRIALS--6.86%                                                      1,966,250
                                                                                ----------

INFORMATION TECHNOLOGY--

ELECTRONIC EQUIPMENT & INSTRUMENTS--3.32%
Flextronics International Ltd.              05/15/13      6.500     1,000,000      950,000

IT CONSULTING & SERVICES--3.23%
SunGard Data Systems Inc.                   01/15/09      3.750     1,000,000      926,250

CORPORATE BONDS

                                                                 INTEREST/
                                                      MATURITY     STATED       FACE
                                                        DATE      RATE(%)      AMOUNT        VALUE
SOFTWARE--3.49%
Unisys Corp.                                          04/01/08      7.875    $1,000,000   $ 1,000,000
                                                                                          -----------
   TOTAL INFORMATION TECHNOLOGY--10.04%                                                     2,876,250
                                                                                          -----------

MATERIALS--

CHEMICALS--7.03%
Lyondell Chemical Co.                                 05/01/09     10.875     1,000,000     1,015,000
Nalco Co.                                             11/15/11      7.750     1,000,000       997,500
                                                                                          -----------
                                                                                            2,012,500

CONTAINERS & PACKAGING--3.42%
Ball Corp.                                            12/15/12      6.875     1,000,000       980,000

METALS & MINING--3.47%
AK Steel Corp.                                        02/15/09      7.875     1,000,000       995,000

PAPER & FOREST PRODUCTS--5.25%
Georgia-Pacific Corp.                                 05/15/11      8.125     1,000,000       995,000
Tembec Industries Inc.                                03/15/12      7.750     1,000,000       510,000
                                                                                          -----------
                                                                                            1,505,000
                                                                                          -----------
   TOTAL MATERIALS--19.17%                                                                  5,492,500
                                                                                          -----------

TELECOMMUNICATION SERVICES--

WIRELESS TELECOMMUNICATION SERVICES--3.35%
Nextel Communications, Inc.                           03/15/14      5.950     1,000,000       960,644
                                                                                          -----------
   TOTAL TELECOMMUNICATION SERVICES--3.35%                                                    960,644
                                                                                          -----------

UTILITIES--

ELECTRIC UTILITIES--3.70%
AES Corp. (The)                                       06/01/09      9.500     1,000,000     1,060,000
                                                                                          -----------
   TOTAL UTILITIES--3.70%                                                                   1,060,000
                                                                                          -----------
   TOTAL CORPORATE BONDS--74.65%
   (Cost $22,913,902)                                                                      21,388,255
                                                                                          -----------

U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--22.19%
Federal Farm Credit Bank                              07/07/06      5.050     2,000,000     1,998,316
Federal Home Loan Bank                                07/12/06      5.120     1,204,000     1,202,112
Federal Home Loan Bank                                07/19/06      5.080       106,000       105,730
Federal Home Loan Bank                                07/21/06      5.160     2,032,000     2,026,172
Federal Home Loan Mortgage Corp.                      07/05/06      4.990     1,025,000     1,024,430
                                                                                          -----------
   TOTAL U S GOVERNMENT AGENCY SHORT-TERM
      OBLIGATIONS--22.19%
      (Cost $6,356,760)                                                                     6,356,760
                                                                                          -----------

PREFERRED STOCK

                                                    SHARES      VALUE

FINANCIALS--

DIVERSIFIED FINANCIALS--1.71%
iStar Financial Inc.                                20,000   $   489,000
                                                             -----------
   TOTAL PREFERRED STOCK--1.71%
   (Cost $499,000)                                               489,000
                                                             -----------

COMMON STOCK

FINANCIALS--

DIVERSIFIED FINANCIALS--0.08%
Leucadia National Corp. (a)                            752        21,951

TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--0.02%
XO Communications, Inc. (a) *                        1,305         5,742
                                                             -----------
   TOTAL COMMON STOCK--0.10%
   (Cost $961,481)                                                27,693
                                                             -----------
   TOTAL INVESTMENTS--98.65%
   (Cost $30,731,143)                                         28,261,708
   CASH AND OTHER ASSETS, LESS LIABILITIES--1.35%                385,605
                                                             -----------
   NET ASSETS--100.00%                                       $28,647,313
                                                             ===========

*--Non-income producing securities

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Security acquired as part of a unit or in exchange for other securities.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2006, the market value of these securities amounted to $755,125, or 2.64% of net assets.

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary       18.52%
Energy                        4.93%
Financials                   10.32%
Industrials                   6.96%
Information Technology       10.18%
Materials                    19.43%
Telecommunication Services    3.42%
U S Government               22.49%
Utilities                     3.75%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

HIGH YIELD BOND PORTFOLIO

ASSETS
Investments in securities, at value (Cost $30,731,143)              $28,261,708
Cash and cash equivalents                                                49,102
Prepaid expenses                                                            873
Receivable for:
   Capital stock sold                                                     3,426
   Interest                                                             353,714
   Expense reimbursement                                                  2,889
                                                                    -----------
      TOTAL ASSETS                                                   28,671,712
                                                                    -----------
LIABILITIES
Accrued:
   Investment advisory fee                                               12,927
   Administrative service fee                                             5,876
Other liabilities                                                         5,596
                                                                    -----------
      TOTAL LIABILITIES                                                  24,399
                                                                    -----------
      NET ASSETS                                                    $28,647,313
                                                                    ===========
The components of net assets:
   Capital paid-in                                                  $31,331,438
   Undistributed net investment income                                  858,865
   Accumulated net realized loss on investments                      (1,073,556)
   Net unrealized depreciation of investments                        (2,469,434)
                                                                    -----------
      NET ASSETS                                                    $28,647,313
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                        33,156,662
                                                                    ===========
NET ASSET VALUE PER SHARE                                           $      0.86
                                                                    ===========
Shares authorized                                                    40,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

HIGH YIELD BOND PORTFOLIO

INVESTMENT INCOME
Dividends                                                             $  10,902
Interest                                                                955,698
                                                                      ---------
      TOTAL INVESTMENT INCOME                                           966,600
                                                                      ---------
EXPENSES
Investment advisory fee                                                  77,133
Administrative service fee                                               35,060
Professional fees                                                         3,671
Custody and transaction fees                                              4,056
Directors' fees and expenses                                              1,449
Compliance expenses                                                       2,123
Registration fees                                                           600
Insurance expenses                                                        5,535
                                                                      ---------
      TOTAL EXPENSES                                                    129,627
      LESS EXPENSES REIMBURSED                                          (17,289)
                                                                      ---------
      NET EXPENSES                                                      112,338
                                                                      ---------
INVESTMENT INCOME--NET                                                  854,262
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                     (74,782)
   Change in unrealized depreciation of investments                     (96,340)
                                                                      ---------
NET LOSS ON INVESTMENTS                                                (171,122)
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 683,140
                                                                      =========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

HIGH YIELD BOND PORTFOLIO

                                                      (UNAUDITED)
                                                      SIX MONTHS     YEAR ENDED
                                                    ENDED JUNE 30,  DECEMBER 31,
                                                    --------------  ------------
                                                         2006           2005
                                                    --------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                            $   854,262    $ 1,516,396
   Net realized loss on investments                      (74,782)      (343,023)
   Change in unrealized depreciation                     (96,340)    (1,667,528)
                                                     -----------    -----------
   Net increase (decrease) in net assets resulting
      from operations                                    683,140       (494,155)
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                     --     (1,516,422)
                                                     -----------    -----------
   Total distributions to shareholders                        --     (1,516,422)
CAPITAL SHARE TRANSACTIONS--Net                          135,187      2,102,327
                                                     -----------    -----------
TOTAL INCREASE (DECREASE)                                818,327         91,750
NET ASSETS
   Beginning of period                                27,828,986     27,737,236
                                                     -----------    -----------
   End of period                                     $28,647,313    $27,828,986
                                                     ===========    ===========
Undistributed net investment income                  $   858,865    $     4,603
                                                     ===========    ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

HIGH YIELD BOND PORTFOLIO

                                                       (UNAUDITED)
                                                        SIX MONTHS
                                                          ENDED
                                                          JUNE 30,                         YEAR ENDED
                                                       -----------     -------------------------------------------------
                                                           2006          2005      2004      2003        2002      2001
                                                       -----------     -------   -------   -------     -------   -------
Net asset value, beginning of period                     $  0.84       $  0.91   $  0.86   $  0.77     $  0.86   $  0.95
Income from investment operations
   Investment income--net                                   0.03          0.05      0.05      0.05        0.07      0.09
   Net realized and unrealized gain (loss) on
      investments                                          (0.01)        (0.07)     0.05      0.09       (0.09)    (0.09)
                                                         -------       -------   -------   -------     -------   -------
      Total from investment operations                      0.02         (0.02)     0.10      0.14       (0.02)       --
Less distributions
   Investment income--net                                     --         (0.05)    (0.05)    (0.05)      (0.07)    (0.09)
   Capital gains                                              --            --        --     (0.00)***      --        --
                                                         -------       -------   -------   -------     -------   -------
      Total distributions                                     --         (0.05)    (0.05)    (0.05)      (0.07)    (0.09)
                                                         -------       -------   -------   -------     -------   -------
Net asset value, end of period                           $  0.86       $  0.84   $  0.91   $  0.86     $  0.77   $  0.86
                                                         =======       =======   =======   =======     =======   =======
Total return                                                2.38%**      (2.35)%   11.61%    18.48%      (2.80)%    0.51%
                                                         =======       =======   =======   =======     =======   =======
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $28,647       $27,829   $27,737   $24,273     $20,026   $20,589
Ratio of expenses with reimbursement to
   average net assets (1)                                   0.80%*        0.80%     0.80%     0.80%       0.80%     0.80%
Ratio of expenses without reimbursement to
   average net assets                                       0.92%*        0.93%     0.88%     0.90%       0.90%     0.93%
Ratio of net investment income to average net assets        6.08%*        5.45%     5.57%     6.13%       7.92%     9.71%
Portfolio turnover rate                                    17.79%         7.94%    29.84%    21.67%       6.28%    12.18%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio until April 30, 2007.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2006  (Unaudited)

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)

                                                             SHARES     VALUE

AUSTRALIA--3.55%
Santos Ltd.                                                     900   $   32,508
Westpac Banking Corp                                          2,300      198,605
                                                                      ----------
                                                                         231,113

BELGIUM--0.94%
Delhaize Group                                                  100        6,909
Fortis                                                        1,600       54,461
                                                                      ----------
                                                                          61,370

BRAZIL--1.18%
Companhia Vale do Rio Doce (CVRD)                               350        8,414
Companhia De Bebidas das Americas (AmBev)                       400       16,500
Empresa Brasileira de Aeronautica S.A. (Embraer)                500       18,235
Petroleo Brasileiro S.A. *                                      375       33,491
                                                                      ----------
                                                                          76,640

DENMARK--0.63%
Novo Nordisk A/S                                                500       31,795
TDC A/S                                                         600        9,448
                                                                      ----------
                                                                          41,243

FINLAND--1.34%
Nokia Oyj                                                     4,300       87,118

FRANCE--8.35%
Alcatel SA                                                    1,500       18,915
Arkema *                                                         65        2,536
Axa                                                           2,000       65,560
France Telecom SA                                             2,800       61,208
Groupe Danone                                                 1,400       37,338
Sanofi-Aventis                                                3,000      146,100
Total SA                                                      2,600      170,352
Vivendi                                                       1,200       41,892
                                                                      ----------
                                                                         543,901

GERMANY--6.79%
BASF AG                                                         600       48,174
DaimlerChrysler AG                                            1,200       59,232
Deutsche Bank AG                                                700       78,750
Deutsche Telekom AG                                           5,100       81,804
SAP AG                                                        1,500       78,780
Siemens AG                                                    1,100       95,502
                                                                      ----------
                                                                         442,242

GREECE--0.53%
Hellenic Telecommunications Organization SA *                 3,100       34,534

HONG KONG--1.34%
Chartered Semiconductor Manufacturing Ltd. *                    400   $    3,480
Cheung Kong (Holdings) Ltd.                                   3,100       33,586
Hutchison Whampoa Ltd.                                        1,100       50,206
                                                                      ----------
                                                                          87,272

IRELAND--0.77%
Bank of Ireland                                                 700       50,295

ISRAEL--0.66%
Teva Pharmaceutical Industries Ltd.                           1,350       42,647

ITALY--2.33%
Eni S.p.A                                                     1,100       64,625
Luxottica Group S.p.A                                           500       13,565
SanPaolo IMI S.p.A                                              900       31,734
Telecom Italia S.p.A                                          1,500       41,880
                                                                      ----------
                                                                         151,804

JAPAN--20.64%
Canon Inc.                                                    1,200       87,924
Hitachi, Ltd.                                                   700       46,249
Honda Motor Co., Ltd.                                         4,000      127,280
Kirin Brewery Co., Ltd.                                       2,100       32,760
KUBOTA Corp.                                                    350       16,677
Matsushita Electric Industrial Co., Ltd.                      5,300      111,989
Millea Holdings, Inc.                                           700       65,121
Mitsubishi UFJ Financial Group, Inc.                         21,500      299,925
Mitsui & Co., Ltd.                                              100       28,220
NEC Corp.                                                     4,300       22,919
Nippon Telegraph And Telephone Corp.                          4,600      112,562
SONY Corp.                                                    2,100       92,484
TDK Corp.                                                       300       22,734
Toyota Motor Corp.                                            2,650      277,164
                                                                      ----------
                                                                       1,344,008

LUXEMBOURG--0.28%
Tenaris S.A                                                     450       18,221

MEXICO--1.27%
Cemex S.A. de C.V.                                              575       32,758
Fomento Economico Mexicano, S.A. de C.V.                        200       16,744
Telefonos de Mexico SA de CV (Telmex)                         1,600       33,328
                                                                      ----------
                                                                          82,830

COMMON STOCK (a)

                                                             SHARES      VALUE

NETHERLANDS--3.18%
ABN AMRO Holding N.V.                                         1,000   $   27,360
Aegon N.V.                                                      900       15,363
ING Groep N.V.                                                1,200       47,184
Koninklijke Ahold N.V. *                                        800        6,920
Koninklijke (Royal) KPN N.V.                                  1,300       14,651
Koninklijke (Royal) Philips Electronics N.V.                    700       21,798
Royal Dutch Shell PLC Class A                                 1,100       73,678
                                                                      ----------
                                                                         206,954

NORWAY--1.01%
Norsk Hydro ASA                                               1,500       40,065
Telenor ASA                                                     700       25,543
                                                                      ----------
                                                                          65,608

PORTUGAL--0.33%
EDP - Energias de Portugal, SA                                  300       11,796
Portugal Telecom, SGPS, SA                                      800        9,640
                                                                      ----------
                                                                          21,436

SOUTH AFRICA--0.54%
Sasol                                                           900       34,776
SOUTH KOREA--1.31%
Kookmin Bank                                                    625       51,913
Shinhan Financial Group Co., Ltd.                               350       33,075
                                                                      ----------
                                                                          84,988

SPAIN--3.52%
Banco Bilbao Vizcaya Argentaria, SA                           2,500       51,500
Banco Santander Central Hispano SA                            4,600       67,252
Endesa, SA                                                      800       25,696
Repsol YPF, SA                                                  900       25,254
Telefonica SA                                                 1,200       59,688
                                                                      ----------
                                                                         229,390

SWEDEN--2.22%
Telefonaktiebolaget LM Ericsson                               3,900      128,856
Volvo AB                                                        325       15,928
                                                                      ----------
                                                                         144,784

SWITZERLAND--7.43%
ABB Ltd. *                                                    2,700       34,992
Adecco SA                                                       700       10,332
Nestle SA                                                     1,500      117,551
Novartis AG                                                   2,500      134,800
Roche Holding AG                                                600       49,494
Serono SA                                                       400        6,860
Swisscom AG                                                     600       19,770
UBS AG                                                        1,000      109,700
                                                                      ----------
                                                                         483,499

TAIWAN--0.81%
Singapore Telecommunications Ltd.                             2,700   $   43,368
Taiwan Semiconductor Manufacturing Co. Ltd.                   1,050        9,639
                                                                      ----------
                                                                          53,007

UNITED KINGDOM--17.89%
Acergy SA *                                                   2,150       32,895
AstraZeneca PLC                                                 900       53,838
BG Group PLC                                                  1,200       80,256
BP PLC                                                        4,425      308,024
BT Group PLC                                                  1,400       62,006
Barclays PLC                                                  2,700      123,606
Cadbury Schweppes PLC                                           900       34,938
Diageo PLC                                                      950       64,172
GlaxoSmithKline PLC                                           2,600      145,080
Imperial Chemical Industries PLC                                500       13,350
International Power PLC                                         200       10,660
Rio Tinto PLC                                                   300       62,913
Unilever PLC                                                  1,200       48,686
Vodafone Group PLC                                            4,700      100,110
WPP Group PLC                                                   400       24,116
                                                                      ----------
                                                                       1,164,650
                                                                      ----------
   TOTAL COMMON STOCK--88.84%
   (Cost $6,042,233)                                                   5,784,330
                                                                      ----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

                                                             FACE
                                                            AMOUNT

U S GOVERNMENT AGENCIES--9.99%
Federal Home Loan Bank, 5.17%, 07/14/06                    $150,000   $  149,720
Federal National Mortgage Assoc., 5.03%, 07/05/06           201,000      200,887
Federal National Mortgage Assoc., 5.11%, 07/06/06           300,000      299,787
                                                                      ----------
   TOTAL U S GOVERNMENT AGENCY
   SHORT-TERM OBLIGATIONS--9.99%
   (Cost $650,394)                                                       650,394
                                                                      ----------
   TOTAL INVESTMENTS--98.83%
   (Cost $6,692,627)                                                   6,434,724
   CASH AND OTHER ASSETS, LESS LIABILITIES--1.17%                         76,109
                                                                      ----------
   NET ASSETS--100.00%                                                $6,510,833
                                                                      ==========

*--Non-income producing securities

NOTE TO SCHEDULE OF INVESTMENTS

(a) This portfolio invests primarily in depositary receipts, which include ADRs. These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to financial statements.

                     SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

                                     [CHART]

Consumer Discretionary        9.92%
Consumer Staples              5.94%
Energy                       12.05%
Financials                   21.83%
Health Care                  18.47%
Industrials                   7.97%
Information Technology        7.15%
Materials                     3.01%
Telecommunication Services    1.55%
U S Government               10.11%
Utilities                     2.00%

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)

INTERNATIONAL STOCK PORTFOLIO
ASSETS
Investments in securities, at value (Cost $6,692,627)               $ 6,434,724
Cash and cash equivalents                                                59,282
Prepaid expenses                                                            157
Receivable for:
   Dividends                                                             28,587
   Expense reimbursement                                                  1,270
                                                                    -----------
      TOTAL ASSETS                                                    6,524,020
                                                                    -----------
LIABILITIES
Capital stock reacquired                                                  1,829
Accrued:
   Investment advisory fee                                                3,887
   Administrative service fee                                             1,296
Other liabilities                                                         6,175
                                                                    -----------
      TOTAL LIABILITIES                                                  13,187
                                                                    -----------
      NET ASSETS                                                    $ 6,510,833
                                                                    ===========
The components of net assets:
   Capital paid-in                                                  $ 6,882,014
   Undistributed net investment income                                   70,708
   Accumulated net realized loss on investments                        (183,986)
   Net unrealized depreciation of investments                          (257,903)
                                                                    -----------
      NET ASSETS                                                    $ 6,510,833
                                                                    ===========
SHARES OUTSTANDING ($.01 par value per share)                         7,611,145
                                                                    ===========
NET ASSET VALUE PER SHARE                                           $      0.86
                                                                    ===========
Shares authorized                                                    45,000,000

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)

INTERNATIONAL STOCK PORTFOLIO
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $16,715)                     $ 95,124
Interest                                                                  9,438
                                                                       --------
      TOTAL INVESTMENT INCOME                                           104,562
                                                                       --------
EXPENSES
Investment advisory fee                                                  23,074
Administrative service fee                                                7,691
Professional fees                                                         3,671
Custody and transaction fees                                              4,373
Directors' fees and expenses                                              1,449
Compliance expenses                                                         365
Registration fees                                                           600
Insurance expenses                                                          995
                                                                       --------
      TOTAL EXPENSES                                                     42,218
      LESS EXPENSES REIMBURSED                                           (8,364)
                                                                       --------
      NET EXPENSES                                                       33,854
                                                                       --------
INVESTMENT INCOME--NET                                                   70,708
                                                                       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                      99,874
   Change in unrealized appreciation of investments                     284,795
                                                                       --------
NET GAIN ON INVESTMENTS                                                 384,669
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $455,377
                                                                       ========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

INTERNATIONAL STOCK PORTFOLIO

                                                          (UNAUDITED)
                                                           SIX MONTHS      YEAR ENDED
                                                         ENDED JUNE 30,   DECEMBER 31,
                                                        ---------------   ------------
                                                              2006            2005
                                                        ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Investment income--net                                 $   70,708       $   69,326
   Net realized gain (loss) on investments                    99,874          (54,516)
   Change in unrealized appreciation                         284,795          370,751
                                                          ----------       ----------
   Net increase in net assets resulting from
      operations                                             455,377          385,561
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Investment income--net                                         --          (69,326)
CAPITAL SHARE TRANSACTIONS--Net                              350,334          626,502
                                                          ----------       ----------
TOTAL INCREASE (DECREASE)                                    805,711          942,737
NET ASSETS
   Beginning of period                                     5,705,122        4,762,385
                                                          ----------       ----------
   End of period                                          $6,510,833       $5,705,122
                                                          ----------       ----------
Undistributed net investment income                       $   70,708       $       --
                                                          ==========       ==========

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

INTERNATIONAL STOCK PORTFOLIO

                                                                    (UNAUDITED)
                                                                    SIX MONTHS
                                                                  ENDED JUNE 30,                     YEAR ENDED
                                                                  --------------   ----------------------------------------------
                                                                      2006          2005     2004     2003      2002       2001
                                                                  --------------   ------   ------   ------   -------    --------
Net asset value, beginning of period                                 $ 0.79        $ 0.75   $ 0.66   $ 0.49   $  0.61    $   0.80
Income from investment operations
   Investment income--net                                              0.01          0.01     0.01     0.01        --          --
   Net realized and unrealized gain (loss) on investments              0.06          0.04     0.09     0.17     (0.12)      (0.19)
                                                                     ------        ------   ------   ------   -------    --------
      Total from investment operations                                 0.07          0.05     0.10     0.18     (0.12)      (0.19)
Less distributions
   Investment income--net                                                --         (0.01)   (0.01)   (0.01)       --          --
                                                                     ------        ------   ------   ------   -------    --------
      Total distributions                                                --         (0.01)   (0.01)   (0.01)       --          --
                                                                     ------        ------   ------   ------   -------    --------
Net asset value, end of period                                       $ 0.86        $ 0.79   $ 0.75   $ 0.66   $  0.49    $   0.61
                                                                     ======        ======   ======   ======   =======    ========
Total return                                                          08.86%**       6.64%   14.53%   35.81%   (19.06)%    (23.11)%
                                                                     ======        ======   ======   ======   =======    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                            $6,511        $5,705   $4,762   $3,743   $ 2,681    $  3,130
Ratio of expenses with reimbursement to average  net assets (1)        1.10%*        1.10%    1.10%    1.10%     1.10%       1.10%
Ratio of expenses without reimbursement to average  net assets         1.37%*        1.45%    1.35%    1.52%     1.54%       1.54%
Ratio of net investment income to average net assets                   2.30%*        1.34%    0.91%    1.01%     0.69%       0.57%
Portfolio turnover rate                                               29.80%         1.32%    4.22%    0.00%     0.00%      18.74%

*    Ratios annualized

**   Returns are not annualized

(1) SM&R has voluntarily agreed to waive or reduce expenses to 1.10% on the International Stock Portfolio until April 30, 2007.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS June 30, 2006 (Unaudited)

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

FEDERAL INCOME TAXES:

For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING
DECEMBER 31, 2005               LOSS CARRYFORWARDS   EXPIRATION DATES
-----------------               ------------------   ----------------
Growth Portfolio                    $1,330,644             2010
                                    $  344,124             2011
Government Bond Portfolio           $   26,987             2012
                                    $   93,477             2013
Small-Cap/Mid-Cap Portfolio         $    9,309             2010
                                    $1,735,048             2011
                                    $   49,937             2012
High Yield Bond Portfolio           $  655,751             2011
                                    $  343,023             2013
International Stock Portfolio       $  143,766             2009
                                    $   35,288             2010
                                    $   23,939             2011
                                    $   80,867             2013

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Operating expenses not directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolio's net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                INVESTMENT ADVISORY FEE   SERVICE FEE

Growth Portfolio                          0.50%              0.25%
Equity Income Portfolio                   0.50%              0.25%
Balanced Portfolio                        0.50%              0.25%
Money Market Portfolio                    0.50%              0.25%
Government Bond Portfolio                 0.50%              0.25%
Small-Cap/Mid-Cap Portfolio               1.25%              0.25%
High Yield Bond Portfolio                 0.55%              0.25%
International Stock Portfolio             0.75%              0.25%

In addition to the investment advisory fee and the administrative service fee, the Fund is responsible for paying most other operating expenses including independent directors' fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest, the salary and other expenses of the Chief Compliance Officer, and miscellaneous expenses.

Effective June 1, 2002, and until April 30, 2007, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each portfolio's average daily net assets:

Growth Portfolio                0.87%
Equity Income Portfolio         0.79%
Balanced Portfolio              0.81%
Money Market Portfolio          0.56%
Government Bond Portfolio       0.35%
Small-Cap/Mid-Cap Portfolio     1.12%
High Yield Bond Portfolio       0.80%
International Stock Portfolio   1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

As of June 30, 2006, SM&R and American National had the following ownership in the Fund:

                                                                       AMERICAN NATIONAL                AMERICAN NATIONAL
                                            SM&R                      CORPORATE ACCOUNTS                SEPARATE ACCOUNTS
                                -----------------------------   ------------------------------   ------------------------------
                                            PERCENT OF SHARES                PERCENT OF SHARES                PERCENT OF SHARES
                                  SHARES       OUTSTANDING        SHARES        OUTSTANDING        SHARES        OUTSTANDING

Growth Portfolio                  150,076          1.29%         2,931,132         25.24%         8,531,475         73.47%
Equity Income Portfolio           195,304          1.54%         3,747,021         29.49%         8,761,267         68.97%
Balanced Portfolio                107,073          1.03%         3,625,106         34.80%         6,684,520         64.17%
Money Market Portfolio            245,201          0.66%         2,863,849          7.76%        33,813,654         91.58%
Government Bond Portfolio              --          0.00%         6,477,731         52.16%         5,941,738         47.84%
Small-Cap/Mid-Cap Portfolio       400,000          2.53%         2,000,000         12.67%        13,387,533         84.80%
High Yield Bond Portfolio              --          0.00%        30,335,600         91.49%         2,821,062          8.51%
International Stock Portfolio   1,577,217         20.72%         3,680,173         48.35%         2,353,755         30.93%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper and short-term obligations, were as follows:

                                 PURCHASES      SALES

Growth Portfolio                $8,863,107   $ 9,258,499
Equity Income Portfolio         $9,908,122   $10,286,020
Balanced Portfolio              $1,465,065   $ 1,959,835
Government Bond Portfolio       $2,348,865   $ 3,426,053
Small-Cap/Mid-Cap Portfolio     $9,757,798   $ 9,011,986
High Yield Bond Portfolio       $4,014,765   $ 3,900,007
International Stock Portfolio   $2,040,976   $ 1,723,511

Gross unrealized appreciation and depreciation as of June 30, 2006, based on the cost for federal income tax purposes is as follows:

                                    COST      APPRECIATION   DEPRECIATION       NET
Growth Portfolio                $16,580,176    $2,566,019     $  296,948    $ 2,269,071
Equity Income Portfolio         $20,347,790    $2,956,017     $  923,822    $ 2,032,195
Balanced Portfolio              $13,982,193    $1,429,459     $  617,125    $   812,334
Government Bond Portfolio       $12,872,735    $   10,978     $  345,862    $  (334,884)
Small-Cap/Mid-Cap Portfolio     $ 4,379,617    $  283,212     $   78,258    $   204,954
High Yield Bond Portfolio       $30,731,143    $  273,880     $2,743,314    $(2,469,434)
International Stock Portfolio   $ 6,692,627    $  840,258     $1,098,161    $  (257,903)

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                    (UNAUDITED)
                                                 SIX MONTHS ENDED             YEAR ENDED
                                                   JUNE 30, 2006          DECEMBER 31, 2005
                                             ----------------------   ------------------------
                                               SHARES       AMOUNT      SHARES        AMOUNT
                                             ----------   ---------   ----------   -----------
Sale of capital shares                          249,598   $ 401,645      512,262   $   790,614
Investment income dividends reinvested               --          --      134,385       210,985
                                             ----------   ---------   ----------   -----------
Subtotals                                       249,598     401,645      646,647     1,001,599
Redemptions of capital shares                  (401,535)   (650,692)    (893,411)   (1,376,381)
                                             ----------   ---------   ----------   -----------
Net decrease in capital shares outstanding     (151,937)  $(249,047)    (246,764)  $  (374,782)
                                                          =========                ===========
Shares outstanding at beginning of period    11,764,620               12,011,384
                                             ----------               ----------
Shares outstanding at end of period          11,612,683               11,764,620
                                             ==========               ==========

EQUITY INCOME PORTFOLIO

                                                    (UNAUDITED)
                                                 SIX MONTHS ENDED              YEAR ENDED
                                                   JUNE 30, 2006            DECEMBER 31, 2005
                                             ------------------------   ------------------------
                                               SHARES        AMOUNT       SHARES        AMOUNT
                                             ----------   -----------   ----------   -----------
Sale of capital shares                          371,341   $   646,940      710,742   $ 1,219,126
Investment income dividends reinvested               --            --      220,622       372,852
Distributions from net realized gains
   reinvested                                        --            --      308,196       520,850
                                             ----------   -----------   ----------   -----------
Subtotals                                       371,341       646,940    1,239,560     2,112,828
Redemptions of capital shares                (1,102,317)   (1,921,200)  (1,414,517)   (2,420,388)
                                             ----------   -----------   ----------   -----------
Net decrease in capital shares outstanding     (730,976)  $(1,274,260)    (174,957)  $  (307,560)
                                                          ===========                ===========
Shares outstanding at beginning of period    13,434,568                 13,609,525
                                             ----------                 ----------
Shares outstanding at end of period          12,703,592                 13,434,568
                                             ==========                 ==========

BALANCED PORTFOLIO

                                                   (UNAUDITED)
                                                SIX MONTHS ENDED              YEAR ENDED
                                                  JUNE 30, 2006           DECEMBER 31, 2005
                                             ----------------------   ------------------------
                                               SHARES       AMOUNT      SHARES        AMOUNT
                                             ----------   ---------   ----------   -----------
Sale of capital shares                          562,038   $ 802,158    1,390,396   $ 1,998,110
Investment income dividends reinvested               --          --      209,182       292,854
Distributions from net realized gains
   reinvested                                        --          --      191,995       268,794
                                             ----------   ---------   ----------   -----------
Subtotals                                       562,038     802,158    1,791,573     2,559,758
Redemptions of capital shares                  (463,267)   (661,065)    (940,722)   (1,353,914)
                                             ----------   ---------   ----------   -----------
Net increase in capital shares outstanding       98,771   $ 141,093      850,851   $ 1,205,844
                                                          =========                ===========
Shares outstanding at beginning of period    10,317,928                9,467,077
                                             ----------               ----------
Shares outstanding at end of period          10,416,699               10,317,928
                                             ==========               ==========

MONEY MARKET PORTFOLIO

                                                    (UNAUDITED)
                                                 SIX MONTHS ENDED              YEAR ENDED
                                                   JUNE 30, 2006            DECEMBER 31, 2005
                                             -----------------------   -------------------------
                                               SHARES        AMOUNT       SHARES        AMOUNT
                                             ----------   ----------   -----------   -----------
Sale of capital shares                        9,928,470   $9,928,470    18,147,245   $18,147,245
Investment income dividends reinvested          721,114      721,114       857,084       857,084
                                             ----------   ----------   -----------   -----------
Subtotals                                    10,649,584   10,649,584    19,004,329    19,004,329
Redemptions of capital shares                (8,067,921)  (8,067,921)  (14,654,742)  (14,654,742)
                                             ----------   ----------   -----------   -----------
Net increase in capital shares outstanding    2,581,663   $2,581,663     4,349,587   $ 4,349,587
                                                          ==========                 ===========
Shares outstanding at beginning of period    34,341,041                 29,991,454
                                             ----------                -----------
Shares outstanding at end of period          36,922,704                 34,341,041
                                             ==========                ===========

GOVERNMENT BOND PORTFOLIO

                                                   (UNAUDITED)
                                                SIX MONTHS ENDED             YEAR ENDED
                                                  JUNE 30, 2006          DECEMBER 31, 2005
                                             ----------------------   -----------------------
                                               SHARES       AMOUNT      SHARES       AMOUNT
                                             ----------   ---------   ----------   ----------
Sale of capital shares                          710,526   $ 728,388    1,877,936   $1,969,420
Investment income dividends reinvested               --          --      392,355      404,126
                                             ----------   ---------   ----------   ----------
Subtotals                                       710,526     728,388    2,270,291    2,373,546
Redemptions of capital shares                  (672,094)   (689,321)    (751,664)    (788,891)
                                             ----------   ---------   ----------   ----------
Net increase in capital shares outstanding       38,432   $  39,067    1,518,627   $1,584,655
                                                          =========                ==========
Shares outstanding at beginning of period    12,381,037               10,862,410
                                             ----------               ----------
Shares outstanding at end of period          12,419,469               12,381,037
                                             ==========               ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                   (UNAUDITED)
                                                 SIX MONTHS ENDED            YEAR ENDED
                                                  JUNE 30, 2006          DECEMBER  31, 2005
                                             -----------------------   ----------------------
                                               SHARES       AMOUNT       SHARES       AMOUNT
                                             ----------   ----------   ----------   ---------
Sale of capital shares                        3,350,334   $1,002,397    2,941,209   $ 718,043
Redemptions of capital shares                  (793,753)    (240,775)  (2,142,222)   (534,844)
                                             ----------   ----------   ----------   ---------
Net increase in capital shares outstanding    2,556,581   $  761,622      798,987   $ 183,199
                                                          ==========                =========
Shares outstanding at beginning of period    13,230,952                12,431,965
                                             ----------                ----------
Shares outstanding at end of period          15,787,533                13,230,952
                                             ==========                ==========

HIGH YIELD BOND PORTFOLIO

                                                   (UNAUDITED)
                                                SIX MONTHS ENDED             YEAR ENDED
                                                  JUNE 30, 2006          DECEMBER 31, 2005
                                             ----------------------   -----------------------
                                               SHARES       AMOUNT      SHARES       AMOUNT
                                             ----------   ---------   ----------   ----------
Sale of capital shares                          396,597   $ 340,192    1,122,227   $1,008,743
Investment income dividends reinvested               --          --    1,805,265    1,516,422
                                             ----------   ---------   ----------   ----------
Subtotals                                       396,597     340,192    2,927,492    2,525,165
Redemptions of capital shares                  (239,006)   (205,005)    (472,317)    (422,838)
                                             ----------   ---------   ----------   ----------
Net increase in capital shares outstanding      157,591   $ 135,187    2,455,175   $2,102,327
                                                          =========                ==========
Shares outstanding at beginning of period    32,999,071               30,543,896
                                             ----------               ----------
Shares outstanding at end of period          33,156,662               32,999,071
                                             ==========               ==========

INTERNATIONAL STOCK PORTFOLIO

                                                   (UNAUDITED)
                                                SIX MONTHS ENDED           YEAR ENDED
                                                 JUNE 30, 2006         DECEMBER 31, 2005
                                             ---------------------   ---------------------
                                               SHARES      AMOUNT      SHARES      AMOUNT
                                             ---------   ---------   ---------   ---------
Sale of capital shares                         614,348   $ 522,256   1,044,022   $ 779,604
Investment income dividends reinvested              --          --      87,755      69,326
                                             ---------   ---------   ---------   ---------
Subtotals                                      614,348     522,256   1,131,777     848,930
Redemptions of capital shares                 (206,172)   (171,922)   (295,014)   (222,428)
                                             ---------   ---------   ---------   ---------
Net increase in capital shares outstanding     408,176   $ 350,334     836,763   $ 626,502
                                                         =========               =========
Shares outstanding at beginning of period    7,202,969               6,366,206
                                             ---------               ---------
Shares outstanding at end of period          7,611,145               7,202,969
                                             =========               =========

                                                     2450 South Shore Boulevard,
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.                League City, TX 77573

                                    DIRECTORS
                             Florentino F. Gonzalez
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary
                   Debbie L. Hankins, Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                            Greer, Herz & Adams, LLP
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                        REGISTERED PUBLIC ACCOUNTING FIRM
                                    BKD, LLP
                         2800 Post Oak Blvd., Suite 3200
                                Houston, TX 77056

Form 9429S                                                                 08/06


Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of September 6, 2006, an evaluation was performed under the
		supervision and with the participation of the officers of American
		National Investment Accounts, Inc. (the Company), including the
		Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls
		and procedures.  Based on that evaluation, the officers, including
		the CEO and CFO, conclude that, as of September 6, 2006, the
		companys disclosure controls and procedures (as defined in Rule
		30a-3(c) under the Investment Company Act of 1940, as amended) were
		reasonably designed so as to ensure that material information
		relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


American National Investment Accounts, Inc.

By:
	Michael W. McCroskey, Principal Executive Officer

Date:	September 6, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
	Michael W. McCroskey, Principal Executive Officer

Date:	September 6, 2006


By:
	Brenda T. Koelemay, Principal Financial Officer

Date:	September 6, 2006